SCHEDULE OF INVESTMENTS
Thornburg Strategic Income Fund	December 31, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Common Stock — 0.0%
	Energy — 0.0%
	Oil, Gas & Consumable Fuels — 0.0%
[a,b]	Foresea Holdings SA	19,278	$ 683,405
[a,b]	Malamute Energy, Inc.	847	847
			684,252
	Telecommunication Services — 0.0%
	Diversified Telecommunication Services — 0.0%
[a,b]	Digicel Holdings Ltd.	24,516	22,235
			22,235
	Total Common Stock (Cost $1,763,028)		706,487
	Preferred Stock — 0.4%
	Energy — 0.1%
	Oil, Gas & Consumable Fuels — 0.1%
[c]	Summit Midstream Corp. Series A, 12.284%, 1/30/2026	21,140	3,466,177
			3,466,177
	Financial Services — 0.3%
	Capital Markets — 0.3%
[a]	Calamos Strategic Total Return Fund 6.24%, 9/9/2029	510,000	12,877,500
[a,d]	Gabelli Dividend & Income Trust Series J, 4.50%, 3/26/2028	864	21,060,000
			33,937,500
	Total Preferred Stock (Cost $36,727,957)		37,403,677
	Asset Backed Securities — 9.3%
	Auto Receivables — 2.4%
	Arivo Acceptance Auto Loan Receivables Trust,
[e]	Series 2022-2A Class B, 7.70% due 2/15/2029	$ 1,760,000	1,804,572
[e]	Series 2024-1A Class A, 6.46% due 4/17/2028	973,761	979,732
	BOF URSA VI Funding Trust I,
[e]	Series 2023-CAR1 Class B, 6.029% due 10/27/2031	837,465	845,836
[e]	Series 2023-CAR2 Class A2, 5.542% due 10/27/2031	1,352,555	1,361,220
[e]	Series 2023-CAR2 Class B, 6.029% due 10/27/2031	2,634,596	2,654,697
[e]	BOF VII AL Funding Trust I, Series 2023-CAR3 Class A2, 6.291% due 7/26/2032	3,599,776	3,663,516
	Carvana Auto Receivables Trust,
[e]	Series 2021-N4 Class R, due 9/12/2028	11,650	434,301
[e]	Series 2021-P1 Class R, due 12/10/2027	23,500	1,529,695
[e]	Series 2021-P2 Class R, due 5/10/2028	7,500	1,020,329
[e]	Series 2021-P3 Class R, due 9/11/2028	9,000	824,452
[e]	Series 2021-P4 Class R, due 9/11/2028	8,250	954,723
[e]	Series 2022-N1 Class E, 6.01% due 12/11/2028	4,272,650	4,092,363
[e]	Series 2022-P1 Class R, due 1/10/2029	24,000	5,100,357
[e]	Series 2022-P1 Class XS, due 1/10/2029	151,312,229	458,779
[e]	Series 2023-N4 Class A, 6.42% due 1/10/2028	160,265	160,352
	CPS Auto Receivables Trust,
[e]	Series 2022-C Class C, 5.28% due 4/15/2030	3,719	3,719
[e]	Series 2023-D Class B, 6.78% due 3/15/2028	1,331,157	1,332,424
[e]	CPS Auto Securitization Trust, Series 2021-1A Class A, 7.86% due 6/16/2026	6,232,659	6,216,644
[e]	DT Auto Owner Trust, Series 2021-3A Class D, 1.31% due 5/17/2027	1,352,120	1,347,816
	Exeter Automobile Receivables Trust,
	Series 2022-2A Class D, 4.56% due 7/17/2028	3,224,394	3,225,247
	Series 2022-3A Class D, 6.76% due 9/15/2028	5,488,447	5,540,856
	Series 2022-4A Class D, 5.98% due 12/15/2028	1,330,863	1,340,847
	Series 2023-4A Class C, 6.51% due 8/15/2028	2,576,075	2,591,466
	FHF Issuer Trust,
[e]	Series 2024-3A Class A2, 4.94% due 11/15/2030	5,098,863	5,111,632
[e]	Series 2025-2A Class A2, 5.75% due 5/15/2030	27,985,000	28,361,440

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	FHF Trust,
[e]	Series 2022-2A Class A, 6.14% due 12/15/2027	$ 464,536	$ 465,747
[e]	Series 2023-1A Class A2, 6.57% due 6/15/2028	791,342	796,185
[e]	First Investors Auto Owner Trust, Series 2022-1A Class E, 5.41% due 6/15/2029	5,000,000	5,007,092
	Flagship Credit Auto Trust,
[e]	Series 2019-3 Class R, due 12/15/2026	31,000	1,681,548
[e]	Series 2019-4 Class R, due 3/15/2027	26,000	1,612,367
[e]	Series 2020-4 Class E, 3.84% due 7/17/2028	5,858,000	5,802,376
[e]	Series 2022-1 Class E, 5.37% due 6/15/2029	6,120,000	4,459,399
	GLS Auto Receivables Issuer Trust,
[e]	Series 2021-4A Class D, 2.48% due 10/15/2027	9,169,382	9,116,451
[e]	Series 2025-4A Class A2, 4.37% due 10/16/2028	7,603,000	7,613,621
	JPMorgan Chase Bank NA - CACLN,
[e]	Series 2021-1 Class R, 28.348% due 9/25/2028	645,668	625,144
[e]	Series 2021-2 Class G, 8.482% due 12/26/2028	309,379	310,002
[e]	Lendbuzz Securitization Trust, Series 2023-2A Class A2, 7.09% due 10/16/2028	1,283,158	1,297,869
[e]	Lobel Automobile Receivables Trust, Series 2023-2 Class B, 8.67% due 5/15/2029	6,039,575	6,073,118
	Research-Driven Pagaya Motor Asset Trust,
[e]	Series 2023-3A Class A, 7.13% due 1/26/2032	5,298,655	5,307,682
[e]	Series 2023-4A Class A, 7.54% due 3/25/2032	6,730,762	6,744,006
[e]	Series 2025-5A Class A2, 4.575% due 6/26/2034	21,708,000	21,702,577
	Research-Driven Pagaya Motor Trust,
[e]	Series 2024-1A Class A, 7.09% due 6/25/2032	3,785,313	3,803,947
[e]	Series 2025-6A Class A2, 4.705% due 8/25/2034	28,203,000	28,216,792
[e]	SAFCO Auto Receivables Trust, Series 2025-1A Class A, 5.46% due 9/10/2029	14,572,591	14,673,311
	Santander Drive Auto Receivables Trust, Series 2024-3 Class B, 5.55% due 9/17/2029	22,800,000	23,034,143
	Tricolor Auto Securitization Trust,
[e,f]	Series 2024-2A Class A, 6.36% due 12/15/2027	1,028,264	1,011,460
[e,f]	Series 2024-3A Class A, 5.22% due 6/15/2028	2,202,828	2,022,230
[e]	United Auto Credit Securitization Trust Series 2022-1 Class R, due 11/10/2028	37,000	1,749,997
[e]	Veros Auto Receivables Trust, Series 2025-1 Class A, 5.31% due 9/15/2028	10,930,923	10,979,858
			245,063,937
	Credit Card — 0.7%
[e]	Brex Commercial Charge Card Master Trust, Series 2024-1 Class A1, 6.05% due 7/15/2027	11,173,000	11,207,194
	Continental Finance Credit Card ABS Master Trust,
[e]	Series 2024-A Class A, 5.78% due 12/15/2032	5,000,000	5,069,870
[e]	Series 2024-A Class D, 9.42% due 12/15/2032	9,343,000	9,515,038
[e]	Fortiva Retail Credit Master Note Business Trust, Series 2025-ONE Class A, 5.55% due 1/15/2031	22,585,000	22,515,673
[e]	Mercury Financial Credit Card Master Trust, Series 2024-2A Class A, 6.56% due 7/20/2029	9,800,000	9,833,270
[e]	Mission Lane Credit Card Master Trust, Series 2024-A Class A1, 6.20% due 8/15/2029	4,700,000	4,722,976
[e]	Perimeter Master Notes Business Trust, 8.55% due 9/17/2029	10,000,000	10,101,776
			72,965,797
	Home Equity — 0.1%
	Knock Issuer Trust, Whole Loan Securities Trust CMO,
[e]	Series 2025-1 Class A1, 7.119% due 2/25/2030	11,200,000	11,334,725
[e]	Series 2025-1 Class A2, 9.054% due 2/25/2030	1,000,000	1,011,181
			12,345,906
	Other Asset Backed — 4.5%
[d,e]	321 Henderson Receivables I LLC, Series 2006-3A Class A1, 4.065% (TSFR1M + 0.31%) due 9/15/2041	244,496	243,674
[e]	ACHD Trust, Series 2025-DS1 Class A, 5.978% due 1/9/2034	7,000,000	7,002,909
	ACHV ABS Trust,
[e]	Series 2023-3PL Class D, 8.36% due 8/19/2030	941,314	947,328
[e]	Series 2023-4CP Class E, 10.50% due 11/25/2030	3,500,566	3,536,741
[e]	Affirm Asset Securitization Trust, Series 2025-X2 Class A, 4.45% due 10/15/2030	6,899,581	6,907,538
[e]	AMCR ABS Trust, Series 2024-A Class A, 6.26% due 8/18/2031	364,352	364,856
[e]	AMDR ABS Trust, Series 2025-1A Class A, 6.378% due 12/19/2033	5,130,781	5,139,225
	Aqua Finance Trust,
[e]	Series 2019-A Class D, 6.07% due 7/16/2040	7,688,367	7,477,122
[e]	Series 2020-AA Class A, 1.90% due 7/17/2046	1,065,247	995,191
[e]	Series 2020-AA Class D, 7.15% due 7/17/2046	2,207,844	2,188,698
[e]	Series 2021-A Class A, 1.54% due 7/17/2046	2,093,695	1,923,360
[d]	ASP WHCO Partner 2 LP, 6.783% due 3/29/2029	23,750,000	23,691,451
[e]	Auxilior Term Funding LLC, Series 2023-1A Class A2, 6.18% due 12/15/2028	734,047	738,210

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[e]	BHG Securitization Trust, Series 2021-A Class C, 3.69% due 11/17/2033	$ 2,200,000	$ 2,091,151
[d,e,g]	Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A Class A, 4.213% due 12/16/2041	697,743	699,139
[d,e]	Cascade MH Asset Trust, Series 2021-MH1 Class B3, 7.671% due 2/25/2046	1,936,119	1,759,251
[e]	Crockett Partners Equipment Co. IIA LLC, Series 2024-1C Class A, 6.05% due 1/20/2031	8,354,579	8,501,542
[e]	Crossroads Asset Trust, Series 2025-A Class A2, 4.91% due 2/20/2032	6,936,006	6,992,813
	DailyPay Securitization Trust,
[e]	Series 2025-1A Class A, 5.63% due 6/26/2028	10,075,000	10,132,774
[e]	Series 2025-1A Class D, 8.53% due 6/26/2028	6,015,000	6,079,086
[e]	DataBank Issuer LLC, Series 2024-1A Class A2, 5.30% due 1/26/2054	16,375,000	16,321,562
[e]	Dext ABS LLC, Series 2023-2 Class A2, 6.56% due 5/15/2034	801,463	805,694
[e]	Diamond Infrastructure Funding LLC, Series 2021-1A Class A, 1.76% due 4/15/2049	19,150,000	18,611,416
[e]	Diamond Issuer LLC, Series 2021-1A Class A, 2.305% due 11/20/2051	10,983,000	10,540,097
[e,g]	ECAF I Ltd., Series 2015-1A Class B1, 5.802% due 6/15/2040	4,600,060	2,254,029
[e]	EverBright Solar Trust, Series 2024-A Class A, 6.43% due 6/22/2054	10,081,703	9,261,269
[e,f]	FAT Brands Fazoli’s Native I LLC, Series 2021-1 Class A2, 7.00% due 7/25/2051	10,914,785	10,201,681
	Foundation Finance Trust,
[e]	Series 2021-1A Class A, 1.27% due 5/15/2041	784,932	742,180
[e]	Series 2021-1A Class D, 4.96% due 5/15/2041	1,186,686	1,168,361
[e]	Series 2021-2A Class A, 2.19% due 1/15/2042	783,758	745,325
[e]	Series 2021-2A Class D, 5.73% due 1/15/2042	2,804,440	2,809,720
[e]	FREED ABS Trust, Series 2022-3FP Class D, 7.36% due 8/20/2029	1,388,033	1,389,807
	Goldman Home Improvement Trust Issuer Trust,
[e]	Series 2021-GRN2 Class A, 1.15% due 6/25/2051	1,256,649	1,235,008
[a,e]	Series 2021-GRN2 Class R, due 6/20/2051	41,500	1,706,116
[e]	Series 2022-GRN1 Class A, 4.50% due 6/25/2052	876,216	877,018
[e]	Goodgreen Trust, Series 2021-1A Class A, 2.66% due 10/15/2056	14,723,586	12,145,960
	GoodLeap Sustainable Home Solutions Trust,
[e]	Series 2021-3CS Class A, 2.10% due 5/20/2048	1,659,839	1,269,875
[e]	Series 2021-3CS Class C, 3.50% due 5/20/2048	3,895,548	1,613,685
[e]	Series 2021-4GS Class A, 1.93% due 7/20/2048	9,313,834	7,713,547
[e]	Series 2021-5CS Class A, 2.31% due 10/20/2048	12,238,306	10,201,402
[e]	Series 2022-1GS Class A, 2.70% due 1/20/2049	14,573,545	12,998,251
[d,e]	Gracie Point International Funding LLC, Series 2023-2A Class A, 6.447% (SOFR90A + 2.25%) due 3/1/2027	1,632,297	1,633,854
	GreenSky Home Improvement Issuer Trust,
[e]	Series 2024-2 Class A2, 5.25% due 10/27/2059	2,417,312	2,425,347
[e]	Series 2025-2A Class A2, 4.93% due 6/25/2060	3,003,446	3,013,755
	GreenSky Home Improvement Trust,
[e]	Series 2024-1 Class A2, 5.88% due 6/25/2059	831,330	837,040
[e]	Series 2024-1 Class E, 9.00% due 6/25/2059	4,135,168	4,306,869
[d,e]	Harvest SBA Loan Trust, Series 2024-1 Class A, 6.25% (SOFR30A + 2.25%) due 12/25/2051	10,959,901	11,065,946
[e]	HERO Funding Trust, Series 2017-2A Class A1, 3.28% due 9/20/2048	642,909	591,168
[e]	Hilton Grand Vacations Trust, Series 2019-AA Class A, 2.34% due 7/25/2033	383,585	382,381
	InStar Leasing III LLC,
[e]	Series 2021-1A Class A, 2.30% due 2/15/2054	3,908,726	3,722,818
[e]	Series 2021-1A Class C, 5.29% due 2/15/2054	2,628,926	2,480,836
	LendingPoint Asset Securitization Trust,
[e]	Series 2020-REV1 Class C, 7.699% due 10/15/2028	924,627	929,722
[e]	Series 2021-A Class D, 5.73% due 12/15/2028	2,692,868	1,622,910
[e]	Series 2021-B Class D, 6.12% due 2/15/2029	5,000,000	1,142,672
[e]	Series 2022-A Class E, 7.02% due 6/15/2029	6,000,000	60
[e]	LendingPoint Pass-Through Trust, Series 2022-ST3 Class A, 4.00% due 5/15/2028	15,575	15,570
	Loanpal Solar Loan Ltd.,
[e]	Series 2021-1GS Class A, 2.29% due 1/20/2048	11,524,440	9,622,027
[e,h]	Series 2021-1GS Class R, due 1/20/2048	13,252,480	3,674,275
[e]	Series 2021-2GS Class C, 3.50% due 3/20/2048	2,820,796	1,650,688
[e]	LP LMS Asset Securitization Trust, Series 2021-2A Class D, 6.61% due 1/15/2029	2,947,000	1,640,101
	Marlette Funding Trust,
[e]	Series 2021-1A Class R, due 6/16/2031	9,520	88,810
[e]	Series 2021-2A Class R, due 9/15/2031	16,347	235,932
[e]	Series 2021-3A Class R, due 12/15/2031	53,946	767,280
[e]	Series 2022-3A Class D, 7.80% due 11/15/2032	11,768,584	11,914,980
[e]	Series 2023-3A Class C, 7.06% due 9/15/2033	548,301	550,434
[e]	Series 2023-3A Class D, 8.04% due 9/15/2033	6,000,000	6,184,531
[e]	MMP Capital LLC, Series 2025-A Class A, 5.36% due 12/15/2031	5,079,092	5,123,715
[e]	Momnt Technologies Trust, Series 2023-1A Class A, 6.92% due 3/20/2045	1,096,447	1,101,621

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Mosaic Solar Loan Trust,
[e]	Series 2020-2A Class B, 2.21% due 8/20/2046	$ 2,785,968	$ 2,247,518
[e]	Series 2020-2A Class D, 5.42% due 8/20/2046	468,495	451,416
[e]	Series 2020-2A Class R, due 8/20/2046	1,549,937	309,936
[e]	Series 2021-1A Class R, due 12/20/2046	8,600,000	1,152,366
[e]	Series 2021-2A Class R, due 4/22/2047	9,930,000	645,595
[e]	Series 2021-3A Class R, due 6/20/2052	12,320,000	476,858
[e]	NetCredit Combined Receivables A LLC, Series 2025-A Class A, 7.29% due 10/20/2031	6,777,714	6,917,904
	NetCredit Combined Receivables LLC,
[e]	Series 2023-A Class A, 7.78% due 12/20/2027	545,970	546,627
[e]	Series 2024-A Class A, 7.43% due 10/21/2030	24,630	24,653
[e]	New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1 Class A1, 1.91% due 10/20/2061	19,365,000	16,165,757
[e]	NMEF Funding LLC, Series 2025-B Class A2, 4.64% due 1/18/2033	7,850,000	7,884,268
[d,e]	Oportun Funding LLC Series 2022-1 Class CERT, due 6/15/2029	11,000	226,485
	Oportun Issuance Trust,
[e]	Series 2021-B Class A, 1.47% due 5/8/2031	1,433,141	1,408,124
[e]	Series 2021-C Class A, 2.18% due 10/8/2031	5,799,065	5,711,153
[e]	Series 2025-A Class A, 5.01% due 2/8/2033	6,400,000	6,404,585
	Pagaya AI Debt Trust,
[e]	Series 2022-2 Class C, 7.50% due 1/15/2030	1,352,338	1,355,259
[e]	Series 2024-1 Class A, 6.66% due 7/15/2031	866,367	866,978
[e]	PowerPay Issuance Trust, Series 2024-1A Class A, 6.53% due 2/18/2039	4,845,070	4,969,429
[e]	RCKT Trust, Series 2025-1A Class A, 4.90% due 7/25/2034	3,101,343	3,116,978
[e]	Regional Management Issuance Trust, Series 2022-1 Class A, 3.07% due 3/15/2032	311,845	311,370
[e]	Retained Vantage Data Centers Issuer LLC, Series 2023-1A Class A2A, 5.00% due 9/15/2048	12,100,000	12,065,803
[e]	Service Experts Issuer LLC, Series 2021-1A Class A, 2.67% due 2/2/2032	5,097,550	5,003,946
[e]	Sierra Timeshare Receivables Funding LLC, Series 2023-1A Class D, 9.80% due 1/20/2040	1,036,455	1,068,353
[e]	SpringCastle America Funding LLC, Series 2020-AA Class A, 1.97% due 9/25/2037	1,751,194	1,654,660
[e]	Stack Infrastructure Issuer LLC, Series 2021-1A Class A2, 1.877% due 3/26/2046	7,500,000	7,448,051
[e]	Stream Innovations Issuer Trust, Series 2024-1A Class A, 6.27% due 7/15/2044	4,295,860	4,454,359
[e]	Sunbit Asset Securitization Trust, Series 2025-1 Class A, 5.36% due 7/15/2030	8,900,000	8,987,155
[e]	Sunnova Hestia II Issuer LLC, Series 2024-GRID1 Class 1A, 5.63% due 7/20/2051	5,241,600	5,216,316
[e]	Tesla Sustainable Energy Trust, Series 2024-1A Class A2, 5.08% due 6/21/2050	9,961,543	9,997,862
[e]	Theorem Funding Trust, Series 2022-3A Class B, 8.95% due 4/15/2029	1,447,754	1,472,740
	Upgrade Master Pass-Thru Trust,
[e]	Series 2025-ST4 Class A, 5.495% due 8/16/2032	4,495,385	4,519,693
[e]	Series 2025-ST5 Class A, 4.794% due 9/15/2032	6,840,264	6,851,337
[e]	Upgrade Receivables Trust, Series 2024-1A Class A, 5.37% due 2/18/2031	150,027	150,067
	Upstart Pass-Through Trust,
[e]	Series 2021-ST8 Class CERT, due 10/20/2029	5,400,000	545,616
[e]	Series 2021-ST9 Class CERT, due 11/20/2029	1,414,000	215,028
	Upstart Securitization Trust,
[e]	Series 2021-3 Class C, 3.28% due 7/20/2031	1,138,641	1,136,583
[e]	Series 2021-3 Class CERT, due 7/20/2031	7,165	591,158
[e]	Series 2021-4 Class CERT, due 9/20/2031	4,706	499,307
[e]	Series 2021-5 Class C, 4.15% due 11/20/2031	4,259,131	4,241,727
[e]	Series 2023-1 Class C, 11.10% due 2/20/2033	6,814,136	6,833,940
[e]	Series 2023-2 Class B, 7.92% due 6/20/2033	1,693,599	1,701,842
[e]	Series 2023-3 Class A, 6.90% due 10/20/2033	370,392	371,094
[e]	Series 2024-1 Class A, 5.33% due 11/20/2034	2,528,794	2,527,564
[e]	Series 2025-1 Class A, 5.45% due 4/20/2035	4,884,097	4,890,700
[e]	Series 2025-2 Class A2, 5.22% due 6/20/2035	6,885,567	6,920,086
[e]	Upstart Structured Pass-Through Trust, Series 2022-2A Class A, 4.25% due 6/17/2030	2,851,910	2,844,836
[e]	Verdant Receivables LLC, Series 2023-1A Class A2, 6.24% due 1/13/2031	4,474,612	4,547,393
			466,699,879
	Student Loan — 1.6%
[e]	Ascent Education Funding Trust, Series 2024-A Class A, 6.14% due 10/25/2050	9,418,575	9,677,788
	College Ave Student Loans LLC,
[d,e]	Series 2021-A Class A1, 4.946% (TSFR1M + 1.21%) due 7/25/2051	1,797,839	1,795,361
[e]	Series 2021-A Class A2, 1.60% due 7/25/2051	171,223	158,975
[d,e]	Series 2021-C Class A1, 4.746% (TSFR1M + 1.01%) due 7/26/2055	3,853,108	3,817,658
[e]	Series 2021-C Class R, due 7/26/2055	38,750	9,251,813
[e]	Series 2023-A Class R, due 5/25/2055	35,000	16,941,250

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Commonbond Student Loan Trust,
[e]	Series 18-CGS Class A1, 3.87% due 2/25/2046	$ 259,051	$ 252,631
[e]	Series 2020-1 Class A, 1.69% due 10/25/2051	924,073	852,415
[e]	Series 2021-BGS Class A, 1.17% due 9/25/2051	3,218,368	3,005,620
[e]	EDvestinU Private Education Loan Issue No. 3 LLC, Series 2021-A Class A, 1.80% due 11/25/2045	12,569,560	11,925,633
	MPOWER Education Trust,
[e]	Series 2024-A Class A, 6.78% due 7/22/2041	7,318,808	7,679,441
[e]	Series 2025-A Class A, 6.62% due 7/21/2042	12,440,318	12,676,299
	National Collegiate Student Loan Trust,
[d]	Series 2005-1 Class B, 4.226% (TSFR1M + 0.49%) due 3/26/2035	1,774,281	1,657,493
[d]	Series 2006-1 Class A5, 4.196% (TSFR1M + 0.46%) due 3/25/2033	6,717,119	6,652,301
[d]	Series 2006-4 Class A4, 4.156% (TSFR1M + 0.42%) due 5/25/2032	902,382	898,379
[d]	Series 2007-2 Class A4, 4.136% (TSFR1M + 0.40%) due 1/25/2033	20,058,879	19,740,515
[d,e]	Navient Private Education Refi Loan Trust, Series 2019-D Class A2B, 4.915% (TSFR1M + 1.16%) due 12/15/2059	1,833,356	1,832,342
	Nelnet Student Loan Trust,
[d,e]	Series 2015-2A Class A2, 4.589% (SOFR30A + 0.71%) due 9/25/2042	1,103,119	1,071,879
[d,e]	Series 2021-CA Class AFL, 4.588% (TSFR1M + 0.85%) due 4/20/2062	1,717,626	1,703,779
[e]	Series 2021-CA Class AFX, 1.32% due 4/20/2062	4,575,133	4,312,583
[d,e]	Series 2021-DA Class AFL, 4.538% (TSFR1M + 0.80%) due 4/20/2062	1,992,935	1,976,557
[d,e,g]	Prodigy Finance DAC, Series 2021-1A Class A, 5.092% (TSFR1M + 1.36%) due 7/25/2051	285,167	285,299
	SLM Student Loan Trust,
[d]	Series 2008-2 Class A3, 5.325% (SOFR90A + 1.01%) due 4/25/2023	20,778	20,758
[d]	Series 2008-5 Class A4, 6.275% (SOFR90A + 1.96%) due 7/25/2023	261,905	255,588
[d]	Series 2011-2 Class A2, 5.189% (SOFR30A + 1.31%) due 10/25/2034	1,651,868	1,659,184
[d]	Series 2012-1 Class A3, 4.939% (SOFR30A + 1.06%) due 9/25/2028	1,000,474	992,396
[d]	Series 2013-6 Class A3, 4.639% (SOFR30A + 0.76%) due 6/26/2028	1,180,002	1,169,478
	SMB Private Education Loan Trust,
[e]	Series 2021-A Class R, due 1/15/2053	2,742	4,505,412
[d,e]	Series 2021-D Class A1B, 4.465% (TSFR1M + 0.71%) due 3/17/2053	1,349,904	1,337,702
[e]	Series 2022-A Class D, 4.75% due 11/16/2054	2,356,872	2,254,280
[d,e]	SoFi Alternative Trust, Series 2019-C Class PT, 5.68% due 1/25/2045	13,945,897	13,858,205
[e]	SoFi Professional Loan Program LLC, Series 2021-B Class AFX, 1.14% due 2/15/2047	12,722,791	11,201,789
[e]	SoFi Professional Loan Program Trust Series 2021-B Class R1, due 2/15/2047	90,000	2,041,410
	Towd Point Asset Trust,
[d,e]	Series 2021-SL1 Class A2, 4.548% (TSFR1M + 0.81%) due 11/20/2061	776,650	776,210
[d,e]	Series 2021-SL1 Class D, 5.548% (TSFR1M + 1.81%) due 11/20/2061	11,986,000	11,798,878
			170,037,301
	Total Asset Backed Securities (Cost $973,079,330)		967,112,820
	Corporate Bonds — 41.1%
	Automobiles & Components — 0.8%
	Automobile Components — 0.1%
[e]	LKQ European Holdings BV (EUR), 4.125% due 4/1/2028	6,600,000	7,790,680
[e]	Real Hero Merger Sub 2, Inc., 6.25% due 2/1/2029	2,671,000	1,154,326
	Automobiles — 0.7%
[e]	Daimler Truck Finance North America LLC, 5.00% due 10/12/2032	14,700,000	14,845,236
[e]	Harley-Davidson Financial Services, Inc., 3.05% due 2/14/2027	15,000,000	14,811,750
	Hyundai Capital America,
[e]	3.00% due 2/10/2027	1,930,000	1,907,632
[e]	5.15% due 3/27/2030	6,916,000	7,079,494
[e]	5.30% due 3/19/2027	4,750,000	4,816,785
[e]	5.45% due 6/24/2026	5,400,000	5,431,968
[e]	5.50% due 3/30/2026	3,000,000	3,009,600
[e]	6.50% due 1/16/2029	3,000,000	3,174,120
	Volkswagen Group of America Finance LLC,
[e]	4.45% due 9/11/2027	3,507,000	3,520,502
[e]	5.05% due 3/27/2028	12,074,000	12,254,144
			79,796,237
	Banks — 1.2%
	Banks — 1.2%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Bank of New York Mellon Corp.,
[c,d]	Series F, 4.625% (TSFR3M + 3.39%) due 9/20/2026	$ 1,935,000	$ 1,923,525
[c,d]	Series I, 3.75% (5-Yr. CMT + 2.63%) due 12/20/2026	33,455,000	32,947,153
[e,g]	Macquarie Bank Ltd., 3.624% due 6/3/2030	2,800,000	2,677,360
[d]	Morgan Stanley Bank NA, 5.016% (SOFR + 0.91%) due 1/12/2029	5,610,000	5,714,963
[d,e,g]	NBK SPC Ltd., 1.625% (SOFR + 1.05%) due 9/15/2027	5,177,000	5,078,378
	Santander Holdings USA, Inc.,
[d]	5.741% (SOFR + 1.88%) due 3/20/2031	11,370,000	11,759,650
[d]	6.124% (SOFR + 1.23%) due 5/31/2027	5,000,000	5,034,350
[d]	7.66% (SOFR + 3.28%) due 11/9/2031	12,000,000	13,436,880
	Wells Fargo & Co.,
[d]	4.808% (SOFR + 1.98%) due 7/25/2028	3,350,000	3,386,817
[d]	5.574% (SOFR + 1.74%) due 7/25/2029	10,000,000	10,347,700
[c,d]	Series BB, 3.90% (5-Yr. CMT + 3.45%) due 3/15/2026	35,346,000	35,225,824
			127,532,600
	Capital Goods — 1.2%
	Aerospace & Defense — 0.4%
[e]	BWX Technologies, Inc., 4.125% due 6/30/2028 - 4/15/2029	16,461,000	16,091,978
	TransDigm, Inc.,
[e]	6.375% due 3/1/2029	14,860,000	15,341,910
[e]	6.75% due 8/15/2028	11,165,000	11,379,815
	Construction & Engineering — 0.0%
[e,g]	Aeropuertos Dominicanos Siglo XXI SA, 7.00% due 6/30/2034	5,000,000	5,255,050
	Machinery — 0.6%
[e,g]	ATS Corp., 4.125% due 12/15/2028	9,620,000	9,374,883
[e]	Axon Enterprise, Inc., 6.125% due 3/15/2030	1,975,000	2,045,448
[e]	Esab Corp., 6.25% due 4/15/2029	970,000	998,411
	Flowserve Corp., 3.50% due 10/1/2030	3,431,000	3,270,429
[e]	Mueller Water Products, Inc., 4.00% due 6/15/2029	20,714,000	20,144,779
	nVent Finance SARL,
[g]	2.75% due 11/15/2031	4,097,000	3,687,915
[g]	4.55% due 4/15/2028	3,000,000	3,015,810
	Regal Rexnord Corp.,
	6.05% due 2/15/2026	9,070,000	9,085,238
	6.30% due 2/15/2030	6,000,000	6,360,720
	Trading Companies & Distributors — 0.2%
	LKQ Corp., 6.25% due 6/15/2033	10,840,000	11,603,136
[e]	Windsor Holdings III LLC, 8.50% due 6/15/2030	8,470,000	8,954,653
			126,610,175
	Commercial & Professional Services — 1.7%
	Commercial Services & Supplies — 1.4%
[e]	ACCO Brands Corp., 4.25% due 3/15/2029	16,611,000	15,393,580
	Avery Dennison Corp., 5.75% due 3/15/2033	16,449,000	17,450,909
	Clean Harbors, Inc.,
[e]	5.125% due 7/15/2029	2,000,000	2,001,480
[e]	5.75% due 10/15/2033	900,000	923,931
[e]	6.375% due 2/1/2031	3,000,000	3,085,980
	CoreCivic, Inc., 8.25% due 4/15/2029	12,869,000	13,541,019
	Element Fleet Management Corp.,
[e,g]	5.643% due 3/13/2027	5,400,000	5,490,828
[e,g]	6.271% due 6/26/2026	17,735,000	17,887,521
[e,g]	6.319% due 12/4/2028	3,422,000	3,609,183
	Equifax, Inc., 2.35% due 9/15/2031	9,394,000	8,356,902
	GEO Group, Inc., 8.625% due 4/15/2029	8,975,000	9,445,739
	Quanta Services, Inc., 4.75% due 8/9/2027	3,670,000	3,716,682
[e]	Rentokil Terminix Funding LLC, 5.00% due 4/28/2030	13,680,000	13,919,126
	UL Solutions, Inc., 6.50% due 10/20/2028	16,950,000	17,905,472
[e]	VT Topco, Inc., 8.50% due 8/15/2030	11,362,000	11,853,861
	Professional Services — 0.3%
	Gartner, Inc.,
[e]	3.625% due 6/15/2029	7,155,000	6,906,221
[e]	4.50% due 7/1/2028	3,749,000	3,737,565

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[e]	Korn Ferry, 4.625% due 12/15/2027	$ 17,229,000	$ 17,230,551
	Verisk Analytics, Inc., 5.75% due 4/1/2033	3,540,000	3,748,966
			176,205,516
	Consumer Discretionary Distribution & Retail — 0.6%
	Broadline Retail — 0.2%
[e,g]	Meituan, 4.50% due 4/2/2028	14,600,000	14,656,064
	MercadoLibre, Inc., 2.375% due 1/14/2026	6,460,000	6,451,537
	Specialty Retail — 0.4%
[e,g]	Belron U.K. Finance plc, 5.75% due 10/15/2029	2,680,000	2,736,307
[e,g]	El Puerto de Liverpool SAB de CV, 6.255% due 1/22/2032	13,175,000	14,038,490
	Ferguson Enterprises, Inc., 4.35% due 3/15/2031	11,803,000	11,761,571
	Genuine Parts Co., 4.95% due 8/15/2029	8,613,000	8,757,009
			58,400,978
	Consumer Durables & Apparel — 0.6%
	Household Durables — 0.1%
[e]	CD&R Smokey Buyer, Inc./Radio Systems Corp., 9.50% due 10/15/2029	11,475,000	9,281,554
	Leisure Products — 0.2%
[e]	Acushnet Co., 5.625% due 12/1/2033	1,955,000	1,980,708
	Mattel, Inc., 5.00% due 11/17/2030	1,575,000	1,585,726
	Polaris, Inc.,
	5.60% due 3/1/2031	6,637,000	6,707,750
	6.95% due 3/15/2029	9,875,000	10,469,278
	Textiles, Apparel & Luxury Goods — 0.3%
[e]	Champ Acquisition Corp., 8.375% due 12/1/2031	3,590,000	3,876,123
[e]	Levi Strauss & Co. (EUR), 4.00% due 8/15/2030	2,000,000	2,383,728
	Under Armour, Inc.,
	3.25% due 6/15/2026	17,454,000	17,353,116
[e]	7.25% due 7/15/2030	8,990,000	9,017,689
			62,655,672
	Consumer Services — 0.7%
	Diversified Consumer Services — 0.1%
	Service Corp. International, 5.75% due 10/15/2032	5,950,000	6,066,977
	Hotels, Restaurants & Leisure — 0.6%
[e,g]	Arcos Dorados BV, 6.375% due 1/29/2032	13,740,000	14,555,881
[e]	Papa John’s International, Inc., 3.875% due 9/15/2029	12,568,000	11,996,407
[e]	Sodexo, Inc., Series 2023-2 Class B, 5.15% due 8/15/2030	6,000,000	6,149,760
[e]	TKC Holdings, Inc., 6.875% due 5/15/2028	8,650,000	8,704,236
[e]	WMG Acquisition Corp. (EUR), 2.25% due 8/15/2031	19,018,000	21,272,686
			68,745,947
	Consumer Staples Distribution & Retail — 0.6%
	Consumer Staples Distribution & Retail — 0.6%
	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC,
[e]	5.875% due 2/15/2028	13,948,000	13,990,123
[e]	6.25% due 3/15/2033	1,000,000	1,027,720
[e]	6.50% due 2/15/2028	4,725,000	4,822,571
[e]	KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc., 9.00% due 2/15/2029	24,136,000	25,384,073
	U.S. Foods, Inc.,
[e]	4.75% due 2/15/2029	13,800,000	13,720,098
[e]	5.75% due 4/15/2033	5,465,000	5,566,758
			64,511,343
	Energy — 3.3%
	Energy Equipment & Services — 0.2%
[e,g]	Empresa Generadora de Electricidad Haina SA, 5.625% due 11/8/2028	10,800,000	10,641,240
[g]	Polaris Renewable Energy, Inc., 9.50% due 12/3/2029	6,250,000	6,475,500
	Oil, Gas & Consumable Fuels — 3.1%
[e]	Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp., 4.15% due 8/15/2026	725,000	724,166
[e]	Columbia Pipelines Holding Co. LLC, 5.097% due 10/1/2031	10,410,000	10,592,279
[e]	Columbia Pipelines Operating Co. LLC, 5.927% due 8/15/2030	11,960,000	12,660,497

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Delek Logistics Partners LP/Delek Logistics Finance Corp.,
[e]	7.125% due 6/1/2028	$ 2,941,000	$ 2,956,499
[e]	8.625% due 3/15/2029	18,140,000	18,961,561
	Ecopetrol SA,
[g]	7.75% due 2/1/2032	4,850,000	4,972,948
[g]	8.875% due 1/13/2033	10,588,000	11,309,360
[e]	El Paso Natural Gas Co. LLC, 3.50% due 2/15/2032	1,989,000	1,845,255
	Energean Israel Finance Ltd.,
[g]	5.375% due 3/30/2028	6,500,000	6,405,035
[g]	8.50% due 9/30/2033	13,060,000	13,965,450
	Energy Transfer LP,
	6.05% due 12/1/2026	10,520,000	10,688,425
[d]	7.133% (TSFR3M + 3.28%) due 11/1/2066	1,200,000	1,202,856
[c,d]	Series H, 6.50% (5-Yr. CMT + 5.69%) due 11/15/2026	22,571,000	22,684,532
	Galaxy Pipeline Assets Bidco Ltd.,
[e,g]	1.75% due 9/30/2027	3,288,893	3,208,743
[e,g]	2.16% due 3/31/2034	16,822,511	15,240,018
[e,g]	2.625% due 3/31/2036	6,630,000	5,859,262
[b,e,f,g]	Gazprom PJSC via Gaz Finance plc, 3.50% due 7/14/2031	16,000,000	9,833,440
[e]	Global Partners LP/GLP Finance Corp., 7.125% due 7/1/2033	2,735,000	2,786,391
[e,g]	Greensaif Pipelines Bidco SARL, 5.853% due 2/23/2036	10,000,000	10,458,000
	Kinder Morgan Energy Partners LP, 5.80% due 3/15/2035	4,450,000	4,674,369
[e,g]	Medco Maple Tree Pte. Ltd., 8.96% due 4/27/2029	13,000,000	13,550,420
[e]	Midwest Connector Capital Co. LLC, 4.625% due 4/1/2029	5,487,000	5,488,646
	MPLX LP, 4.95% due 9/1/2032	2,790,000	2,811,902
	NuStar Logistics LP, 6.00% due 6/1/2026	4,000,000	4,007,120
	Petroleos Mexicanos,
[g]	5.95% due 1/28/2031	8,312,000	8,042,857
[g]	6.84% due 1/23/2030	10,950,000	11,117,754
	Raizen Fuels Finance SA,
[e,g]	5.70% due 1/17/2035	11,670,000	9,053,936
[e,g]	6.45% due 3/5/2034	4,800,000	3,940,080
	South Bow USA Infrastructure Holdings LLC, 5.026% due 10/1/2029	4,460,000	4,526,008
[e]	Summit Midstream Holdings LLC, 8.625% due 10/31/2029	4,950,000	5,129,932
	Sunoco LP,
[e]	5.875% due 7/15/2027	16,591,000	16,607,093
[e]	6.625% due 8/15/2032	7,115,000	7,312,370
[e]	7.00% due 5/1/2029	2,083,000	2,171,902
[e]	7.25% due 5/1/2032	7,893,000	8,337,218
[c,d,e]	7.875% (5-Yr. CMT + 4.230%) due 9/18/2030	1,897,000	1,945,374
	Sunoco LP/Sunoco Finance Corp.,
	5.875% due 3/15/2028	12,530,000	12,552,053
[e]	7.00% due 9/15/2028	2,387,000	2,462,334
[e,g]	TMS Issuer SARL, 5.78% due 8/23/2032	10,700,000	11,144,371
[d,g]	Transcanada Trust, Series 16-A, 5.875% (SOFR 3 Month + 4.64%) due 8/15/2076	6,899,000	6,908,383
	Whistler Pipeline LLC,
[e]	5.40% due 9/30/2029	5,000,000	5,152,550
[e]	5.70% due 9/30/2031	6,560,000	6,809,280
			337,217,409
	Equity Real Estate Investment Trusts (REITs) — 1.6%
	Diversified REITs — 1.6%
	American Tower Corp.,
	1.875% due 10/15/2030	6,000,000	5,353,740
	4.70% due 12/15/2032	4,171,000	4,178,466
	4.90% due 3/15/2030	521,000	532,123
	5.80% due 11/15/2028	5,000,000	5,218,100
[e]	American Tower Trust #1, 3.652% due 3/15/2048	14,250,000	14,108,429
	Crown Castle, Inc.,
[e]	4.225% due 1/21/2026	13,797,000	13,765,190
	4.90% due 9/1/2029	8,536,000	8,663,272
	5.00% due 1/11/2028	4,100,000	4,163,509
	Extra Space Storage LP, 5.90% due 1/15/2031	1,882,000	1,996,313
	Host Hotels & Resorts LP, 4.25% due 12/15/2028	2,160,000	2,161,642
[e]	Iron Mountain Information Management Services, Inc., 5.00% due 7/15/2032	6,085,000	5,802,778

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Iron Mountain, Inc.,
[e]	4.875% due 9/15/2029	$ 2,000,000	$ 1,972,580
[e]	5.25% due 7/15/2030	4,875,000	4,814,647
[e]	7.00% due 2/15/2029	7,985,000	8,203,789
[e]	Iron Mountain, Inc. (EUR), 4.75% due 1/15/2034	9,754,000	11,147,786
	Realty Income Corp., 4.70% due 12/15/2028	4,503,000	4,590,628
	SBA Tower Trust,
[e]	1.631% due 5/15/2051	13,500,000	13,208,278
[e]	1.84% due 4/15/2027	3,400,000	3,293,741
[e]	1.884% due 7/15/2050	2,420,000	2,417,306
[e]	4.831% due 10/15/2029	16,980,000	17,085,855
[e]	6.599% due 11/15/2052	15,000,000	15,359,559
	Sun Communities Operating LP, 2.70% due 7/15/2031	9,377,000	8,529,601
	Vornado Realty LP, 2.15% due 6/1/2026	9,336,500	9,229,224
			165,796,556
	Financial Services — 3.4%
	Capital Markets — 1.7%
	Blue Owl Credit Income Corp.,
	3.125% due 9/23/2026	2,176,000	2,151,411
	7.75% due 9/16/2027	1,350,000	1,403,447
[e]	Blue Owl Technology Finance Corp., 3.75% due 6/17/2026	4,232,000	4,206,650
[e]	Boost Newco Borrower LLC/GTCR W Dutch Finance Sub BV (GBP), 8.50% due 1/15/2031	150,000	216,112
	Brookfield Asset Management Ltd.,
[g]	4.653% due 11/15/2030	15,030,000	15,144,679
[g]	5.795% due 4/24/2035	8,500,000	8,888,960
	Burford Capital Global Finance LLC,
[e]	6.25% due 4/15/2028	5,000,000	4,972,200
[e]	9.25% due 7/1/2031	18,500,000	19,058,515
[d]	Citigroup Global Markets Holdings, Inc., 6.40% due 1/29/2035	4,108,000	3,729,148
[e]	Equitable America Global Funding, 4.30% due 12/15/2028	3,000,000	3,011,850
[e,g]	Foresea Holdings SA, 7.50% due 6/15/2030	198,293	195,521
	Hercules Capital, Inc.,
	2.625% due 9/16/2026	12,212,000	12,035,292
	3.375% due 1/20/2027	13,651,000	13,457,019
[e]	Jefferson Capital Holdings LLC, 8.25% due 5/15/2030	5,392,000	5,658,257
	LPL Holdings, Inc.,
[e]	4.00% due 3/15/2029	19,481,000	19,154,498
[e]	4.625% due 11/15/2027	4,515,000	4,515,587
	Main Street Capital Corp.,
	3.00% due 7/14/2026	8,291,000	8,219,615
	5.40% due 8/15/2028	15,150,000	15,212,267
	6.50% due 6/4/2027	23,462,000	23,962,444
	Nasdaq, Inc., 5.55% due 2/15/2034	8,840,000	9,287,127
	Consumer Finance — 0.2%
	FirstCash, Inc.,
[e]	5.625% due 1/1/2030	17,215,000	17,279,556
[e]	6.875% due 3/1/2032	4,927,000	5,131,569
	Financial Services — 1.3%
	Antares Holdings LP,
[e]	2.75% due 1/15/2027	1,630,000	1,592,706
[e]	3.75% due 7/15/2027	6,480,000	6,336,986
[e]	3.95% due 7/15/2026	10,596,000	10,548,106
[e]	6.35% due 10/23/2029	2,000,000	2,039,440
[e]	7.95% due 8/11/2028	5,000,000	5,285,950
[d]	Bank of America Corp., 4.948% (SOFR + 2.04%) due 7/22/2028	4,900,000	4,968,600
[d,e,g]	BNP Paribas SA, 2.591% (SOFR + 1.23%) due 1/20/2028	1,350,000	1,327,901
[c,d]	Citigroup, Inc., Series X, 3.875% (5-Yr. CMT + 3.42%) due 2/18/2026	13,223,000	13,183,463
[c,d,e]	Depository Trust & Clearing Corp., Series D, 3.375% (5-Yr. CMT + 2.61%) due 6/20/2026	12,500,000	12,316,000
[d,g]	Deutsche Bank AG, 2.552% (SOFR + 1.32%) due 1/7/2028	4,760,000	4,682,174
[e]	EZCORP, Inc., 7.375% due 4/1/2032	4,950,000	5,262,692
[d]	Goldman Sachs Group, Inc., 4.55% (SOFR + 0.82%) due 9/10/2027	3,687,000	3,693,305
	HSBC Holdings plc,
[d,g]	4.583% (TSFR3M + 1.80%) due 6/19/2029	3,000,000	3,027,150
[d,g]	4.755% (SOFR + 2.11%) due 6/9/2028	1,370,000	1,381,522

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[d,g]	4.844% (SOFR + 1.04%) due 11/19/2028	$ 2,000,000	$ 2,008,780
[d,g]	5.286% (SOFR + 1.29%) due 11/19/2030	3,500,000	3,610,670
	JPMorgan Chase & Co.,
[d]	1.04% (TSFR3M + 0.70%) due 2/4/2027	1,896,000	1,890,596
[d]	3.54% (TSFR3M + 1.64%) due 5/1/2028	3,314,000	3,295,508
	Mitsubishi UFJ Financial Group, Inc.,
[d,g]	2.309% (H15T1Y + 0.95%) due 7/20/2032	7,000,000	6,238,960
[d,g]	5.017% (H15T1Y + 1.95%) due 7/20/2028	1,750,000	1,775,498
[d,g]	5.475% (H15T1Y + 1.53%) due 2/22/2031	2,000,000	2,083,820
[c,d]	Northern Trust Corp., Series D, 4.60% (TSFR3M + 3.46%) due 10/1/2026	4,750,000	4,733,518
	Societe Generale SA,
[d,e,g]	4.895% (SOFR + 1.10%) due 2/19/2027	6,687,000	6,707,930
[d,e,g]	5.634% (H15T1Y + 1.75%) due 1/19/2030	2,000,000	2,063,220
[d,e,g]	6.446% (H15T1Y + 2.55%) due 1/10/2029	1,667,000	1,733,430
[g]	Sumitomo Mitsui Financial Group, Inc., 5.852% due 7/13/2030	14,550,000	15,456,319
[d]	Truist Financial Corp., 7.161% (SOFR + 2.45%) due 10/30/2029	6,250,000	6,740,562
[d,e,g]	UBS Group AG, 1.494% (H15T1Y + 0.85%) due 8/10/2027	2,679,000	2,635,359
	Mortgage Real Estate Investment Trusts — 0.2%
[e]	Lineage OP LP, 5.25% due 7/15/2030	16,078,000	16,226,721
[e]	Prologis Targeted U.S. Logistics Fund LP, 5.25% due 4/1/2029	5,530,000	5,692,748
			355,431,358
	Food, Beverage & Tobacco — 1.7%
	Beverages — 0.7%
[e,g]	Becle SAB de CV, 2.50% due 10/14/2031	34,064,000	29,551,201
[e,g]	Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, 5.25% due 4/27/2029	24,655,000	24,278,272
	Huntington Ingalls Industries, Inc., 3.483% due 12/1/2027	726,000	718,246
[a]	Industrializadora Integral del agave SAPI de CV, 9.25% due 11/26/2031	15,000,000	15,207,000
	Keurig Dr. Pepper, Inc., 4.60% due 5/15/2030	5,520,000	5,550,084
	Food Products — 0.6%
	Darling Ingredients, Inc.,
[e]	5.25% due 4/15/2027	3,700,000	3,698,594
[e]	6.00% due 6/15/2030	1,000,000	1,016,900
	Flowers Foods, Inc., 5.75% due 3/15/2035	29,063,000	29,157,455
[e]	Froneri Lux FinCo SARL (EUR), 4.75% due 8/1/2032	2,000,000	2,368,945
	Post Holdings, Inc.,
[e]	4.625% due 4/15/2030	8,860,000	8,626,273
[e]	6.25% due 2/15/2032	2,950,000	3,033,455
[e]	6.375% due 3/1/2033	5,000,000	5,048,750
[e]	6.50% due 3/15/2036	1,820,000	1,822,821
	Tobacco — 0.4%
	Altria Group, Inc., 2.45% due 2/4/2032	9,890,000	8,750,079
	BAT Capital Corp.,
	4.625% due 3/22/2033	2,988,000	2,967,413
	7.75% due 10/19/2032	4,862,000	5,680,663
	Imperial Brands Finance plc,
[e,g]	5.50% due 2/1/2030	22,500,000	23,306,850
[e,g]	6.125% due 7/27/2027	2,000,000	2,057,580
[e]	Turning Point Brands, Inc., 7.625% due 3/15/2032	1,000,000	1,066,250
			173,906,831
	Health Care Equipment & Services — 1.6%
	Health Care Equipment & Supplies — 0.3%
	Baxter International, Inc., 4.90% due 12/15/2030	2,741,000	2,759,310
	Hologic, Inc.,
[e]	3.25% due 2/15/2029	7,280,000	7,175,168
[e]	4.625% due 2/1/2028	6,677,000	6,675,865
[e]	Medline Borrower LP, 3.875% due 4/1/2029	2,000,000	1,955,520
[e]	Medline Borrower LP/Medline Co-Issuer, Inc., 6.25% due 4/1/2029	7,950,000	8,230,794
[e,g]	Olympus Corp., 2.143% due 12/8/2026	5,510,000	5,409,112
[e]	VSP Optical Group, Inc., 5.45% due 12/1/2035	2,832,000	2,852,192
	Health Care Providers & Services — 1.3%
	Centene Corp.,
	2.625% due 8/1/2031	3,950,000	3,393,879

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	3.00% due 10/15/2030	$ 6,962,000	$ 6,229,319
	4.625% due 12/15/2029	5,775,000	5,599,960
	Charles River Laboratories International, Inc.,
[e]	3.75% due 3/15/2029	6,567,000	6,345,955
[e]	4.25% due 5/1/2028	10,370,000	10,278,951
[e]	Highmark, Inc., 1.45% due 5/10/2026	18,630,000	18,421,344
	Humana, Inc., 5.375% due 4/15/2031	6,569,000	6,786,959
	IQVIA, Inc.,
[e]	5.00% due 10/15/2026 - 5/15/2027	6,900,000	6,897,518
	5.70% due 5/15/2028	5,000,000	5,155,200
	IQVIA, Inc. (EUR),
[e]	2.25% due 3/15/2029	9,460,000	10,771,530
[e]	2.875% due 6/15/2028	5,000,000	5,830,520
	Tenet Healthcare Corp.,
	6.125% due 6/15/2030	4,500,000	4,608,270
	6.75% due 5/15/2031	16,224,000	16,870,040
	Universal Health Services, Inc.,
	1.65% due 9/1/2026	6,179,000	6,077,603
	2.65% due 10/15/2030	4,646,000	4,234,736
	4.625% due 10/15/2029	14,035,000	14,093,666
			166,653,411
	Household & Personal Products — 0.5%
	Household Products — 0.4%
	Energizer Holdings, Inc.,
[e]	4.75% due 6/15/2028	7,268,000	7,185,145
[e]	6.00% due 9/15/2033	2,000,000	1,917,540
	Prestige Brands, Inc.,
[e]	3.75% due 4/1/2031	6,386,000	5,961,842
[e]	5.125% due 1/15/2028	12,321,000	12,318,782
	Scotts Miracle-Gro Co.,
	4.375% due 2/1/2032	13,166,000	12,355,369
	5.25% due 12/15/2026	2,000,000	1,997,300
	Personal Care Products — 0.1%
[e]	Edgewell Personal Care Co., 5.50% due 6/1/2028	9,892,000	9,898,232
			51,634,210
	Insurance — 5.5%
	Insurance — 5.5%
	American National Global Funding,
[e]	5.25% due 6/3/2030	8,340,000	8,476,776
[e]	5.55% due 1/28/2030	12,303,000	12,644,162
	American National Group, Inc.,
	5.75% due 10/1/2029	4,408,000	4,562,897
[e]	6.144% due 6/13/2032	12,684,000	13,241,081
	Aon North America, Inc., 5.45% due 3/1/2034	11,280,000	11,729,057
[e,g]	Ascot Group Ltd., 4.25% due 12/15/2030	6,889,000	6,387,963
	Brighthouse Financial Global Funding,
[e]	1.55% due 5/24/2026	2,089,000	2,065,624
[e]	2.00% due 6/28/2028	9,540,000	8,955,198
[e]	5.55% due 4/9/2027	16,438,000	16,668,132
[e]	5.65% due 6/10/2029	4,056,000	4,145,962
	Brown & Brown, Inc., 5.65% due 6/11/2034	6,184,000	6,382,630
	CNA Financial Corp., 5.125% due 2/15/2034	6,785,000	6,829,577
	CNO Financial Group, Inc., 6.45% due 6/15/2034	11,385,000	12,045,558
	CNO Global Funding,
[e]	2.65% due 1/6/2029	7,400,000	7,033,996
[e]	4.375% due 9/8/2028	4,350,000	4,355,742
[e]	4.70% due 12/11/2030	5,000,000	5,011,050
[e]	Constellation Global Funding, 4.85% due 10/22/2030	14,797,000	14,693,125
[e]	Corebridge Global Funding, 5.75% due 7/2/2026	4,740,000	4,781,380
[e,g]	DaVinciRe Holdings Ltd., 5.95% due 4/15/2035	6,475,000	6,658,307
[g]	Enstar Group Ltd., 3.10% due 9/1/2031	12,701,000	11,404,990
[e]	Equitable America Global Funding, 4.95% due 6/9/2030	6,049,000	6,164,052

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Equitable Financial Life Global Funding,
[e]	1.40% due 8/27/2027	$ 4,620,000	$ 4,431,596
[e]	5.00% due 3/27/2030	8,690,000	8,879,268
	F&G Annuities & Life, Inc., 6.50% due 6/4/2029	16,240,000	16,912,336
	F&G Global Funding,
[e]	1.75% due 6/30/2026	7,973,000	7,874,693
[e]	2.00% due 9/20/2028	3,081,000	2,886,712
[e]	5.875% due 1/16/2030	5,377,000	5,573,852
	Fairfax Financial Holdings Ltd.,
[g]	4.625% due 4/29/2030	4,673,000	4,689,636
[g]	5.625% due 8/16/2032	3,249,000	3,390,721
[e,g]	Fidelis Insurance Holdings Ltd., 4.875% due 6/30/2030	4,409,000	4,360,236
	Fidelity National Financial, Inc., 2.45% due 3/15/2031	5,137,000	4,587,290
	First American Financial Corp.,
	2.40% due 8/15/2031	2,261,000	1,973,333
	4.00% due 5/15/2030	1,457,000	1,409,006
[e]	Five Corners Funding Trust III, 5.791% due 2/15/2033	7,260,000	7,654,073
[e]	Fortitude Global Funding, 4.625% due 10/6/2028	7,342,000	7,346,185
[e]	Fortitude Group Holdings LLC, 6.25% due 4/1/2030	10,057,000	10,473,662
	GA Global Funding Trust,
[e]	1.625% due 1/15/2026	610,000	609,408
[e]	2.25% due 1/6/2027	2,971,000	2,914,224
[e]	4.40% due 9/23/2027	9,223,000	9,253,528
[e]	4.50% due 9/18/2030	6,500,000	6,424,080
[e]	Global Atlantic Fin Co., 4.40% due 10/15/2029	7,275,000	7,162,165
	Globe Life, Inc., 5.85% due 9/15/2034	7,582,000	7,966,028
	Horace Mann Educators Corp.,
	4.70% due 10/1/2030	7,908,000	7,844,973
	7.25% due 9/15/2028	6,000,000	6,427,260
[e,g]	Intact Financial Corp., 5.459% due 9/22/2032	5,922,000	6,117,959
	Jackson National Life Global Funding,
[e]	4.70% due 6/5/2028	5,350,000	5,402,269
[e]	5.25% due 4/12/2028	4,897,000	4,998,711
[e]	5.50% due 1/9/2026	17,000,000	17,005,270
	Lincoln National Corp.,
	5.35% due 11/15/2035	4,488,000	4,530,771
	5.852% due 3/15/2034	5,000,000	5,247,700
	Mercury General Corp., 4.40% due 3/15/2027	9,408,000	9,397,275
[e]	New York Life Global Funding, 4.55% due 1/28/2033	4,400,000	4,384,908
	NLG Global Funding,
[e]	4.35% due 9/15/2030	9,834,000	9,723,269
[e]	5.40% due 1/23/2030	11,985,000	12,332,805
[d,e]	Pacific Life Global Funding II, 4.366% (SOFR + 0.62%) due 6/4/2026	4,533,000	4,538,893
[e]	Peachtree Corners Funding Trust II, 6.012% due 5/15/2035	7,292,000	7,678,914
[g]	Pentair Finance SARL, 5.90% due 7/15/2032	9,193,000	9,759,473
[e]	Principal Life Global Funding II, 5.50% due 6/28/2028	6,400,000	6,599,616
	Protective Life Corp.,
[e]	3.40% due 1/15/2030	4,902,000	4,729,008
[e]	4.70% due 1/15/2031	5,857,000	5,873,458
	Protective Life Global Funding,
[e]	4.161% due 1/15/2029	4,925,000	4,932,043
[e]	5.467% due 12/8/2028	4,850,000	5,020,477
	Reinsurance Group of America, Inc., 6.00% due 9/15/2033	7,001,000	7,460,966
	Reliance Standard Life Global Funding II,
[e]	1.512% due 9/28/2026	4,000,000	3,918,520
[e]	5.243% due 2/2/2026	22,908,000	22,918,767
[g]	RenaissanceRe Holdings Ltd., 5.75% due 6/5/2033	9,395,000	9,825,479
	RGA Global Funding,
[e]	2.70% due 1/18/2029	9,687,000	9,235,489
[e]	4.60% due 11/25/2030	6,179,000	6,179,371
[e]	5.448% due 5/24/2029	4,000,000	4,138,920
[e]	5.50% due 1/11/2031	5,458,000	5,676,047
[e]	Sammons Financial Group Global Funding, 4.80% due 12/12/2030	6,106,000	6,116,136

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Sammons Financial Group, Inc.,
[e]	4.45% due 5/12/2027	$ 2,000,000	$ 1,999,440
[e]	6.875% due 4/15/2034	6,610,000	7,236,364
	Stewart Information Services Corp., 3.60% due 11/15/2031	16,620,000	14,692,745
	Unum Group, 5.25% due 12/15/2035	11,920,000	11,838,110
	Willis North America, Inc.,
	2.95% due 9/15/2029	3,000,000	2,855,670
	4.55% due 3/15/2031	5,693,000	5,703,874
	5.35% due 5/15/2033	9,835,000	10,148,146
			573,498,387
	Materials — 3.0%
	Chemicals — 1.0%
	International Flavors & Fragrances, Inc. (EUR), 1.80% due 9/25/2026	13,400,000	15,656,343
[e,g]	Ma’aden Sukuk Ltd., 5.25% due 2/13/2030	26,000,000	26,653,900
	NOVA Chemicals Corp.,
[e,g]	5.25% due 6/1/2027	17,905,000	18,011,535
[e,g]	7.00% due 12/1/2031	5,000,000	5,327,300
[e,g]	9.00% due 2/15/2030	5,000,000	5,339,450
[e,g]	Nufarm Australia Ltd./Nufarm Americas, Inc., 5.00% due 1/27/2030	12,383,000	11,364,003
[e,g]	OCP SA, 3.75% due 6/23/2031	7,200,000	6,731,928
[e,g]	SNF Group SACA, 3.125% due 3/15/2027	8,405,000	8,258,921
	Containers & Packaging — 1.4%
[g]	Amcor Group Finance plc, 5.45% due 5/23/2029	4,400,000	4,549,600
	AptarGroup, Inc., 4.75% due 3/30/2031	6,700,000	6,749,714
[e,g]	Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance plc, 3.25% due 9/1/2028	8,510,000	8,193,088
[e,g]	Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 6.25% due 1/30/2031	300,000	306,759
[e]	Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC (EUR), 5.00% due 1/30/2031	1,500,000	1,779,141
	Ball Corp.,
	2.875% due 8/15/2030	19,714,000	18,204,302
	5.50% due 9/15/2033	6,643,000	6,766,693
	6.00% due 6/15/2029	1,000,000	1,029,020
[e]	Berry Global, Inc., 4.875% due 7/15/2026	12,729,000	12,732,946
[e]	Crown Americas LLC, 5.875% due 6/1/2033	5,000,000	5,115,450
	Graphic Packaging International LLC,
[e]	3.50% due 3/15/2028 - 3/1/2029	12,150,000	11,700,956
[e]	6.375% due 7/15/2032	5,980,000	6,082,198
[e]	Matthews International Corp., 8.625% due 10/1/2027	7,730,000	7,976,123
[e]	OI European Group BV (EUR), 6.25% due 5/15/2028	3,000,000	3,623,788
	Sealed Air Corp.,
[e]	1.573% due 10/15/2026	17,665,000	17,286,262
[e]	5.00% due 4/15/2029	8,460,000	8,514,144
[e]	6.50% due 7/15/2032	4,000,000	4,146,000
[e]	Sealed Air Corp./Sealed Air Corp. U.S., 7.25% due 2/15/2031	500,000	520,545
[e]	Silgan Holdings, Inc., 1.40% due 4/1/2026	20,762,000	20,586,561
	Metals & Mining — 0.6%
[e,g]	Cia de Minas Buenaventura SAA, 6.80% due 2/4/2032	4,000,000	4,157,160
[b,e,f,g]	Metalloinvest Finance DAC, 3.375% due 10/22/2028	7,500,000	3,808,725
[e,g]	Navoi Mining & Metallurgical Combinat, 6.70% due 10/17/2028	19,170,000	19,835,582
[e]	Novelis Corp., 3.875% due 8/15/2031	12,730,000	11,578,572
[e,g]	POSCO, 5.625% due 1/17/2026	2,350,000	2,351,222
[e]	Stillwater Mining Co., 4.50% due 11/16/2029	3,050,000	2,885,178
	WE Soda Investments Holding plc,
[e,g]	9.375% due 2/14/2031	4,150,000	4,163,529
[e,g]	9.50% due 10/6/2028	16,000,000	16,122,720
			308,109,358
	Media & Entertainment — 0.7%
	Entertainment — 0.1%
[e,g]	Flutter Treasury DAC, 5.875% due 6/4/2031	6,000,000	6,086,340
[e]	Flutter Treasury DAC (EUR), 4.00% due 6/4/2031	3,700,000	4,332,760
	Media — 0.6%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	CCO Holdings LLC/CCO Holdings Capital Corp.,
[e]	4.25% due 2/1/2031 - 1/15/2034	$ 11,548,000	$ 10,274,200
[e]	4.75% due 3/1/2030 - 2/1/2032	9,273,000	8,832,373
[e]	Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.875% due 8/15/2027	1,591,000	1,599,846
	News Corp.,
[e]	3.875% due 5/15/2029	2,000,000	1,940,640
[e]	5.125% due 2/15/2032	4,980,000	4,908,039
	Sirius XM Radio LLC,
[e]	4.00% due 7/15/2028	9,815,000	9,590,727
[e]	5.00% due 8/1/2027	11,960,000	11,976,505
[e]	5.50% due 7/1/2029	3,250,000	3,276,878
[e,g]	Telenet Finance Luxembourg Notes SARL, 5.50% due 3/1/2028	14,200,000	14,129,568
			76,947,876
	Pharmaceuticals, Biotechnology & Life Sciences — 0.4%
	Biotechnology — 0.2%
	Amgen, Inc., 5.25% due 3/2/2033	5,000,000	5,179,300
	Illumina, Inc.,
	4.65% due 9/9/2026	2,902,000	2,910,532
	4.75% due 12/12/2030	9,649,000	9,744,911
	Life Sciences Tools & Services — 0.0%
[e]	Avantor Funding, Inc., 4.625% due 7/15/2028	4,945,000	4,917,011
	Pharmaceuticals — 0.2%
[a,b,f]	Atlas U.S. Royalty LLC Participation Rights, Zero Coupon due 3/15/2027	5,450,000	545
[e]	PRA Health Sciences, Inc., 2.875% due 7/15/2026	5,402,000	5,359,270
	Utah Acquisition Sub, Inc., 3.95% due 6/15/2026	10,595,000	10,561,308
	Viatris, Inc., 2.30% due 6/22/2027	5,184,000	5,034,183
			43,707,060
	Real Estate Management & Development — 0.2%
	Real Estate Management & Development — 0.2%
[e]	Cushman & Wakefield U.S. Borrower LLC, 6.75% due 5/15/2028	13,774,000	13,847,140
[e]	Greystar Real Estate Partners LLC, 7.75% due 9/1/2030	2,490,000	2,624,908
			16,472,048
	Semiconductors & Semiconductor Equipment — 0.4%
	Semiconductors & Semiconductor Equipment — 0.4%
[e]	Broadcom, Inc., 3.187% due 11/15/2036	4,861,000	4,124,558
	Micron Technology, Inc., 5.65% due 11/1/2032	4,651,000	4,891,178
[e]	Qorvo, Inc., 3.375% due 4/1/2031	26,626,000	24,649,552
	SK Hynix, Inc.,
[e,g]	1.50% due 1/19/2026	4,400,000	4,394,148
[e,g]	6.25% due 1/17/2026	4,800,000	4,803,552
	Skyworks Solutions, Inc., 1.80% due 6/1/2026	2,701,000	2,672,829
			45,535,817
	Software & Services — 2.9%
	Information Technology Services — 1.2%
	Block Financial LLC, 2.50% due 7/15/2028	3,605,000	3,439,819
[e]	Boost Newco Borrower LLC, 7.50% due 1/15/2031	8,000,000	8,503,120
	Booz Allen Hamilton, Inc.,
[e]	3.875% due 9/1/2028	14,132,000	13,885,114
[e]	4.00% due 7/1/2029	7,440,000	7,279,594
	5.95% due 4/15/2035	4,992,000	5,178,351
	DXC Technology Co., 2.375% due 9/15/2028	11,657,000	10,991,852
	Genpact Luxembourg SARL/Genpact USA, Inc.,
[g]	1.75% due 4/10/2026	1,626,000	1,613,984
[g]	6.00% due 6/4/2029	4,424,000	4,613,966
[g]	Genpact U.K. Finco PLC/Genpact USA, Inc., 4.95% due 11/18/2030	3,964,000	3,962,613
	Global Payments, Inc.,
	1.20% due 3/1/2026	1,401,000	1,394,401
	4.50% due 11/15/2028	12,244,000	12,268,978
	5.30% due 8/15/2029	4,441,000	4,544,564
[e]	Insight Enterprises, Inc., 6.625% due 5/15/2032	4,700,000	4,829,767
	Kyndryl Holdings, Inc., 2.05% due 10/15/2026	7,816,000	7,686,645

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[e]	Science Applications International Corp., 4.875% due 4/1/2028	$ 33,305,000	$ 33,257,374
[e]	Wipro IT Services LLC, 1.50% due 6/23/2026	3,953,000	3,901,176
	Internet Software & Services — 0.6%
[e]	Arches Buyer, Inc., 4.25% due 6/1/2028	19,319,000	18,962,371
[e]	Cogent Communications Group LLC/Cogent Finance, Inc., 7.00% due 6/15/2027	11,067,000	11,042,542
	Prosus NV,
[e,g]	3.061% due 7/13/2031	656,000	596,416
[e,g]	4.193% due 1/19/2032	11,494,000	11,006,310
	Prosus NV (EUR),
[e]	1.288% due 7/13/2029	8,715,000	9,561,705
[e]	2.031% due 8/3/2032	7,000,000	7,367,728
	VeriSign, Inc., 5.25% due 6/1/2032	6,508,000	6,690,094
	Software — 1.1%
[e,g]	Constellation Software, Inc., 5.158% due 2/16/2029	9,218,000	9,391,667
	Fair Isaac Corp.,
[e]	4.00% due 6/15/2028	16,087,000	15,875,617
[e]	5.25% due 5/15/2026	20,710,000	20,736,716
[e]	6.00% due 5/15/2033	1,000,000	1,025,320
[e]	GoTo Group, Inc., 5.50% due 5/1/2028	5,292,209	2,989,973
	MSCI, Inc.,
[e]	3.875% due 2/15/2031	9,973,000	9,586,347
[e]	4.00% due 11/15/2029	6,289,000	6,161,207
	Open Text Corp.,
[e,g]	3.875% due 2/15/2028 - 12/1/2029	10,828,000	10,456,525
[e,g]	6.90% due 12/1/2027	18,395,000	19,135,031
	Paychex, Inc., 5.35% due 4/15/2032	3,044,000	3,152,823
	SS&C Technologies, Inc.,
[e]	5.50% due 9/30/2027	2,670,000	2,672,323
[e]	6.50% due 6/1/2032	6,700,000	6,964,449
			300,726,482
	Technology Hardware & Equipment — 1.4%
	Electronic Equipment, Instruments & Components — 1.2%
	Avnet, Inc., 6.25% due 3/15/2028	14,700,000	15,229,494
	CDW LLC/CDW Finance Corp.,
	3.25% due 2/15/2029	5,238,000	5,045,765
	4.25% due 4/1/2028	18,083,000	18,035,442
	5.10% due 3/1/2030	9,391,000	9,565,954
	Flex Ltd.,
[g]	4.875% due 5/12/2030	4,671,000	4,737,048
[g]	5.25% due 1/15/2032	2,662,000	2,714,362
[g]	6.00% due 1/15/2028	3,886,000	4,012,956
	Sensata Technologies BV,
[e,g]	4.00% due 4/15/2029	1,236,000	1,206,324
[e,g]	5.875% due 9/1/2030	9,175,000	9,328,223
[e]	Sensata Technologies, Inc., 6.625% due 7/15/2032	800,000	837,448
	TD SYNNEX Corp., 1.75% due 8/9/2026	26,068,000	25,676,719
	Vontier Corp.,
	1.80% due 4/1/2026	4,453,000	4,425,302
	2.40% due 4/1/2028	11,254,000	10,788,985
[e]	WESCO Distribution, Inc., 6.375% due 3/15/2029 - 3/15/2033	7,315,000	7,587,777
[e]	Zebra Technologies Corp., 6.50% due 6/1/2032	5,630,000	5,826,374
	Technology Hardware, Storage & Peripherals — 0.2%
	Hewlett Packard Enterprise Co., 4.15% due 9/15/2028	9,000,000	9,005,670
	NetApp, Inc., 5.50% due 3/17/2032	9,933,000	10,333,995
			144,357,838
	Telecommunication Services — 0.6%
	Diversified Telecommunication Services — 0.1%
[e,g]	Sable International Finance Ltd., 7.125% due 10/15/2032	1,500,000	1,521,015
	Virgin Media Secured Finance plc,
[e,g]	4.50% due 8/15/2030	6,500,000	6,032,650
[e,g]	5.50% due 5/15/2029	1,800,000	1,773,792

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Wireless Telecommunication Services — 0.5%
[e]	Crown Castle Towers LLC, 4.241% due 7/15/2048	$ 2,533,000	$ 2,524,724
	T-Mobile USA, Inc.,
	2.25% due 2/15/2026 - 11/15/2031	13,747,000	12,432,424
	5.125% due 5/15/2032	8,935,000	9,192,596
[e,g]	Turkcell Iletisim Hizmetleri AS, 7.45% due 1/24/2030	20,850,000	21,886,454
[e,g]	Vmed O2 U.K. Financing I plc, 4.25% due 1/31/2031	7,818,000	7,133,612
			62,497,267
	Transportation — 0.6%
	Air Freight & Logistics — 0.1%
	Ryder System, Inc., 5.25% due 6/1/2028	6,533,000	6,708,411
	Ground Transportation — 0.2%
[d]	BNSF Funding Trust I, 6.613% (SOFR 3 Month + 2.35%) due 12/15/2055	16,580,000	16,590,943
	Passenger Airlines — 0.2%
[e,g]	Pegasus Hava Tasimaciligi AS, 8.00% due 9/11/2031	24,600,000	25,906,998
	Transportation Infrastructure — 0.1%
	Penske Truck Leasing Co. LP/PTL Finance Corp.,
[e]	5.35% due 3/30/2029	3,060,000	3,147,516
[e]	5.55% due 5/1/2028	6,440,000	6,624,377
[e]	5.75% due 5/24/2026	2,480,000	2,491,780
[e]	6.20% due 6/15/2030	2,400,000	2,560,368
			64,030,393
	Utilities — 5.9%
	Electric Utilities — 4.8%
	AEP Texas, Inc.,
	5.40% due 6/1/2033	5,106,000	5,267,554
	Series I, 2.10% due 7/1/2030	2,612,000	2,379,375
[e,g]	AES Espana BV, 5.70% due 5/4/2028	20,027,000	19,785,474
	Allegion U.S. Holding Co., Inc., 5.411% due 7/1/2032	4,659,000	4,849,926
	Alliant Energy Finance LLC,
[e]	1.40% due 3/15/2026	1,500,000	1,489,260
[e]	5.95% due 3/30/2029	3,415,000	3,568,607
	Arizona Public Service Co., 5.70% due 8/15/2034	6,776,000	7,128,826
	Black Hills Corp.,
	2.50% due 6/15/2030	1,000,000	927,660
	4.55% due 1/31/2031	4,371,000	4,368,989
	6.15% due 5/15/2034	6,135,000	6,583,591
[e]	Boston Gas Co., 3.757% due 3/16/2032	6,140,000	5,818,632
[e]	Cleco Power LLC, 5.30% due 1/15/2036	9,086,000	9,148,603
	Comision Federal de Electricidad,
[e,g]	3.348% due 2/9/2031	16,177,000	14,707,967
[g]	5.00% due 9/29/2036	5,846,800	5,427,000
[e,g]	6.45% due 1/24/2035	4,000,000	4,104,360
	Dominion Energy, Inc.,
	4.60% due 5/15/2028	6,112,000	6,185,405
	5.375% due 11/15/2032	5,000,000	5,194,950
[c,d]	Series C, 4.35% (5-Yr. CMT + 3.200%) due 1/15/2027	22,500,000	22,324,500
	DTE Energy Co.,
	4.875% due 6/1/2028	9,605,000	9,770,206
	5.05% due 10/1/2035	6,155,000	6,153,584
	5.20% due 4/1/2030	5,700,000	5,884,509
	Duke Energy Corp., 4.95% due 9/15/2035	11,334,000	11,245,255
	Electricite de France SA,
[e,g]	5.65% due 4/22/2029	12,614,000	13,116,289
[e,g]	5.75% due 1/13/2035	25,825,000	27,077,771
[d,g]	Emera, Inc., Series 16-A, 6.75% (SOFR 3 Month + 5.44%) due 6/15/2076	13,999,000	14,081,874
	Enel Finance International NV,
[e,g]	2.125% due 7/12/2028	16,900,000	16,069,872
[e,g]	4.375% due 9/30/2030	3,998,000	3,983,047
[e,g]	5.00% due 6/15/2032	3,819,000	3,889,651
[e,g]	5.125% due 6/26/2029	9,739,000	9,990,851
	Entergy Texas, Inc.,

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	1.50% due 9/1/2026	$ 5,866,000	$ 5,764,577
	3.45% due 12/1/2027	3,000,000	2,960,400
	Evergy Kansas Central, Inc., 5.25% due 3/15/2035	7,843,000	8,009,585
	Evergy Metro, Inc., 4.95% due 4/15/2033	4,663,000	4,742,458
[e]	Evergy Missouri West, Inc., 5.25% due 12/15/2035	4,812,000	4,835,819
	Eversource Energy,
	2.55% due 3/15/2031	5,332,000	4,821,728
	4.45% due 12/15/2030	3,981,000	3,960,657
	5.125% due 5/15/2033	4,950,000	4,999,797
	5.45% due 3/1/2028	5,181,000	5,311,613
[e]	FirstEnergy Pennsylvania Electric Co., 5.15% due 3/30/2026	5,230,000	5,240,983
[e]	Hawaiian Electric Co., Inc., 6.00% due 10/1/2033	998,000	1,010,695
	ITC Holdings Corp.,
[e]	2.95% due 5/14/2030	1,742,000	1,644,169
[e]	4.95% due 9/22/2027	4,910,000	4,974,125
[e]	5.40% due 6/1/2033	13,817,000	14,259,973
[e]	5.65% due 5/9/2034	21,000,000	21,908,250
[e]	Kentucky Power Co., 7.00% due 11/15/2033	17,064,000	18,647,198
[e]	Mid-Atlantic Interstate Transmission LLC, 4.10% due 5/15/2028	945,000	945,747
[e]	New York State Electric & Gas Corp., 5.65% due 8/15/2028	15,000,000	15,570,600
[e]	Niagara Mohawk Power Corp., 4.278% due 12/15/2028	7,700,000	7,702,772
	PPL Capital Funding, Inc., 5.25% due 9/1/2034	4,000,000	4,098,560
[e]	PSEG Power LLC, 5.20% due 5/15/2030	9,034,000	9,239,885
	Public Service Co. of Oklahoma, 5.45% due 1/15/2036	6,000,000	6,155,940
	Public Service Enterprise Group, Inc., 5.20% due 4/1/2029	9,543,000	9,813,067
	Puget Energy, Inc.,
	4.10% due 6/15/2030	6,876,000	6,734,079
	4.224% due 3/15/2032	8,255,000	7,912,913
	5.725% due 3/15/2035	6,812,000	6,990,134
	Southern Co.,
	3.25% due 7/1/2026	6,725,000	6,703,614
[d]	Series B, 4.00% (5-Yr. CMT + 3.73%) due 1/15/2051	22,174,000	22,165,796
	System Energy Resources, Inc., 6.00% due 4/15/2028	2,212,000	2,295,193
[e]	Toledo Edison Co., 2.65% due 5/1/2028	4,425,000	4,216,317
	Tucson Electric Power Co., 5.20% due 9/15/2034	8,325,000	8,519,139
	Virginia Electric & Power Co., 5.05% due 8/15/2034	5,961,000	6,042,070
	Xcel Energy, Inc., 5.45% due 8/15/2033	3,183,000	3,288,325
	Gas Utilities — 0.9%
[e,g]	APA Infrastructure Ltd., 5.125% due 9/16/2034	9,210,000	9,264,800
[e]	Brooklyn Union Gas Co., 3.407% due 3/10/2026	8,931,000	8,920,104
	CenterPoint Energy Resources Corp., 5.40% due 7/1/2034	6,427,000	6,631,507
[e,g]	ENN Clean Energy International Investment Ltd., 3.375% due 5/12/2026	9,524,000	9,481,999
[e]	KeySpan Gas East Corp., 5.994% due 3/6/2033	10,857,000	11,471,941
	Piedmont Natural Gas Co., Inc., 5.40% due 6/15/2033	4,945,000	5,141,366
	Snam SpA,
[e,g]	5.00% due 5/28/2030	4,200,000	4,286,268
[e,g]	Series 2025-2 Class A2, 5.75% due 5/28/2035	3,907,000	4,085,120
	Southern Co. Gas Capital Corp., 5.15% due 9/15/2032	6,950,000	7,139,040
	Southwest Gas Corp.,
	2.20% due 6/15/2030	7,880,000	7,162,369
	4.05% due 3/15/2032	3,026,000	2,919,545
	5.80% due 12/1/2027	4,610,000	4,749,222
	Spire, Inc., 5.30% due 3/1/2026	12,927,000	12,946,649
	Multi-Utilities — 0.2%
[e,g]	Aegea Finance SARL, 9.00% due 1/20/2031	18,400,000	19,370,600
			605,580,296
	Total Corporate Bonds (Cost $4,203,082,210)		4,256,561,065
	Convertible Bonds — 0.4%
	Consumer Discretionary Distribution & Retail — 0.0%
	Broadline Retail — 0.0%
	Airbnb, Inc., Series 2025-1A Class D, Zero Coupon due 3/15/2026	1,200,000	1,188,768
			1,188,768

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Financial Services — 0.2%
	Financial Services — 0.2%
[e]	Repay Holdings Corp., Zero Coupon due 2/1/2026	$ 22,785,000	$ 22,516,137
			22,516,137
	Media & Entertainment — 0.2%
	Media — 0.2%
	Comcast Holdings Corp. (Guaranty: Comcast Corp.), 2.00% due 10/15/2029	26,001,000	15,958,634
			15,958,634
	Total Convertible Bonds (Cost $40,745,072)		39,663,539
	Long-Term Municipal Bonds — 0.0%
	California (California Mtg Insurance) HFFA, 7.875% due 2/1/2026	450,000	451,360
	New York Transportation Development Corp. (Research Foundation of State University of New York), 4.248% due 9/1/2035	1,805,000	1,781,607
	Total Long-Term Municipal Bonds (Cost $2,254,954)		2,232,967
	Other Government — 2.7%
[e]	Albania Government International Bonds (EUR), 5.90% due 6/9/2028	9,800,000	12,192,660
	Australia Government Bonds (AUD), Series 166, 3.00% due 11/21/2033	36,873,000	22,032,793
	Brazil Notas do Tesouro Nacional (BRL), Series F, 10.00% due 1/1/2029	98,800,000	16,719,374
[e,g]	Corp. Financiera de Desarrollo SA, 5.95% due 4/30/2029	8,725,000	9,082,638
	Dominican Republic International Bonds (DOP),
	9.75% due 6/5/2026	315,500,000	5,020,683
[e]	10.75% due 6/1/2036	1,009,000,000	17,358,288
[e,g]	Eagle Funding Luxco SARL, 5.50% due 8/17/2030	29,325,000	29,864,873
	Egypt Government Bonds (EGP), Series 3Y, 23.865% due 6/4/2027	580,450,000	12,291,668
[e,g]	Finance Department Government of Sharjah, 3.625% due 3/10/2033	15,632,000	13,873,400
[e]	Finance Department Government of Sharjah (EUR), 4.625% due 1/17/2031	14,450,000	17,166,570
	Indonesia Treasury Bonds (IDR),
	Series 101, 6.875% due 4/15/2029	216,734,000,000	13,633,771
	Series FR82, 7.00% due 9/15/2030	45,000,000,000	2,847,454
[g]	Mexico Government International Bonds, 5.375% due 3/22/2033	9,750,000	9,659,227
	New Zealand Government Bonds (NZD), 3.50% due 4/14/2033	17,550,000	9,678,006
	Nigeria Government International Bonds,
[e,g]	7.625% due 11/28/2047	10,000,000	9,436,600
[e,g]	8.25% due 9/28/2051	4,300,000	4,213,828
[g]	Panama Bonos del Tesoro, 3.362% due 6/30/2031	12,610,000	11,263,504
[g]	Panama Government International Bonds, 2.252% due 9/29/2032	13,300,000	10,982,209
	Republic of Uzbekistan International Bonds (UZS),
[e]	15.50% due 2/25/2028	92,000,000,000	8,014,414
	16.25% due 10/12/2026	15,500,000,000	1,314,686
[e]	16.625% due 5/29/2027	95,500,000,000	8,325,188
[e,g]	Saudi Government International Bonds, 5.125% due 1/13/2028	18,000,000	18,370,980
	U.K. Gilts (GBP), 4.125% due 7/22/2029	15,218,000	20,701,421
	Total Other Government (Cost $269,195,406)		284,044,235
	U.S. Treasury Securities — 11.0%
	U.S. Treasury Inflation-Indexed Bonds,
	0.125%, 2/15/2051	57,874,528	31,247,724
	0.25%, 2/15/2050	60,253,885	34,667,166
	U.S. Treasury Inflation-Indexed Notes,
	0.125%, 1/15/2030	37,963,200	36,020,552
	1.75%, 1/15/2034	167,719,569	166,828,559
	2.125%, 4/15/2029	140,411,577	143,439,202
	U.S. Treasury Notes,
	1.125%, 5/15/2040 - 8/15/2040	264,700,000	167,127,734
	1.375%, 11/15/2040	207,290,000	134,738,500
	4.00%, 11/15/2035	211,000,000	208,131,719
	U.S. Treasury Strip Coupon,
	5.007%, 11/15/2041	25,000,000	11,509,313
	6.233%, 5/15/2037	110,000,000	66,151,601
	6.351%, 11/15/2036	50,000,000	30,863,660
	7.105%, 8/15/2040	80,000,000	39,697,797

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	7.357%, 8/15/2038	$ 25,000,000	$ 13,999,624
	7.438%, 8/15/2043	50,000,000	20,718,953
	7.691%, 11/15/2042	40,000,000	17,352,554
	7.699%, 8/15/2039	25,000,000	13,171,375
	Total U.S. Treasury Securities (Cost $1,128,969,298)		1,135,666,033
	U.S. Government Agencies — 0.5%
[c,d]	CoBank ACB, Series I, 6.25% (TSFR3M + 4.66%), 10/1/2026	22,624,000	22,714,948
[c,d]	Farm Credit Bank of Texas, Series 6, 7.00% (5-Yr. CMT + 3.01%), 9/15/2030	9,500,000	9,764,955
	Federal Home Loan Banks, 2.90%, 2/18/2037	22,380,000	18,741,460
	Total U.S. Government Agencies (Cost $50,535,846)		51,221,363
	Mortgage Backed — 27.0%
	Ajax Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2021-C Class A, 6.115% due 1/25/2061	3,308,985	3,308,878
[d,e]	Series 2021-G Class A, 4.875% due 6/25/2061	2,493,018	2,491,716
[d,e]	Series 2022-A Class A1, 3.50% due 10/25/2061	3,207,855	3,134,686
[d,e]	Series 2023-B Class A, 4.25% due 10/25/2062	7,835,477	7,771,555
[d,e]	Series 2023-C Class A1, 3.50% due 5/25/2063	8,347,118	8,110,010
	Angel Oak Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2022-1 Class B1, 4.024% due 12/25/2066	4,575,000	3,514,227
[d,e]	Series 2022-6 Class A3, 4.30% due 7/25/2067	3,555,403	3,582,956
[d,e]	Series 2023-1 Class A1, 4.75% due 9/26/2067	11,056,906	11,019,735
[d,e]	Series 2023-2 Class A1, 4.65% due 10/25/2067	5,430,052	5,407,969
[d,e,g]	Arbor Realty Commercial Real Estate Notes Ltd., CMBS, Series 2022-FL1 Class A, 5.434% (SOFR30A + 1.45%) due 1/15/2037	8,078,883	8,078,882
	Arroyo Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2019-1 Class A1, 3.805% due 1/25/2049	420,294	411,059
[d,e]	Series 2019-3 Class A1, 2.962% due 10/25/2048	882,092	845,112
[d,e]	Series 2021-1R Class A1, 1.175% due 10/25/2048	1,807,632	1,615,859
	ATLX Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2024-RPL1 Class A1, 3.85% due 4/25/2064	10,947,775	10,724,140
[d,e]	Series 2024-RPL2 Class A1, 3.85% due 4/25/2063	10,583,955	10,234,697
[d,e]	Barclays Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2022-INV1 Class A3, 4.53% due 2/25/2062	11,798,837	11,397,619
	Barclays Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2021-NPL1 Class A, 5.00% due 11/25/2051	4,679,829	4,679,380
[d,e]	Series 2022-RPL1 Class A, 4.25% due 2/25/2028	13,592,524	13,575,487
[d]	Bear Stearns ARM Trust, Whole Loan Securities Trust CMO, Series 2003-6 Class 2B1, 6.375% due 8/25/2033	12,214	12,347
[d,e]	BPR Trust, CMBS, Series 2023-BRK2 Class A, 6.899% due 10/5/2038	4,250,000	4,436,405
[d,e]	BRAVO Residential Funding Trust, Whole Loan Securities Trust CMO, Series 2024-NQM4 Class A1A, 4.35% due 1/25/2060	24,119,909	23,784,746
[d,e]	Bunker Hill Loan Depositary Trust, Whole Loan Securities Trust CMO, Series 2019-3 Class M1, 3.269% due 11/25/2059	3,420,000	3,375,830
[d,e]	BX Trust, CMBS, Series 2025-LIFE Class A, 5.884% due 6/13/2047	23,150,000	23,481,748
[e]	BXP Trust, CMBS, Series 2021-601L Class A, 2.618% due 1/15/2044	6,760,000	5,952,922
[e]	Century Plaza Towers, CMBS, Series 2019-CPT Class A, 2.865% due 11/13/2039	5,080,000	4,706,380
	Chase Home Lending Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2019-1 Class B4, 3.877% due 3/25/2050	656,076	574,511
[d,e]	Series 2019-1 Class B5, 3.877% due 3/25/2050	338,499	269,505
[d,e]	Series 2019-1 Class B6, 3.651% due 3/25/2050	521,093	351,550
[d,e]	Chase Mortgage Finance Corp., Whole Loan Securities Trust CMO, Series 2016-SH2 Class M4, 3.701% due 12/25/2045	1,868,241	1,738,957
	CHNGE Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2022-1 Class A1, 3.007% due 1/25/2067	16,842,803	16,283,297
[d,e]	Series 2022-1 Class B2, 4.554% due 1/25/2067	4,700,000	3,904,900
[d,e]	Series 2022-2 Class B2, 4.592% due 3/25/2067	7,015,000	5,256,878
[d,e]	Series 2023-1 Class A1, 7.065% due 3/25/2058	4,874,972	4,867,708
	CIM Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2018-INV1 Class A4, 4.00% due 8/25/2048	123,965	116,157
[d,e,h]	Series 2020-J1 Class AIO1, 0.435% due 10/25/2049	11,964,556	258,215
[d,e,h]	Series 2020-J1 Class AIO2, 0.50% due 10/25/2049	10,671,330	296,498
[d,e,h]	Series 2020-J1 Class AIOS, 0.20% due 10/25/2049	14,912,642	161,899
[d,e]	Series 2020-J1 Class B4, 3.435% due 10/25/2049	315,529	270,768
[d,e]	Series 2020-J1 Class B5, 3.435% due 10/25/2049	159,506	99,971
[d,e]	Series 2020-J1 Class B6, 3.435% due 10/25/2049	286,799	143,946
[d,e,h]	Series 2020-J2 Class AX1, 0.252% due 1/25/2051	94,064,085	1,368,407
[d,e,h]	Series 2020-J2 Class AXS, 0.21% due 1/25/2051	100,583,249	1,220,739
[d,e]	Series 2020-J2 Class B4, 2.752% due 1/25/2051	491,000	225,781

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[d,e]	Series 2020-J2 Class B5, 2.752% due 1/25/2051	$ 164,000	$ 74,622
[d,e]	Series 2020-J2 Class B6, 2.752% due 1/25/2051	654,523	280,924
[d,e]	Series 2023-I1 Class M1, 7.049% due 4/25/2058	10,705,000	10,709,593
[d,e]	Series 2023-I2 Class A1, 6.639% due 12/25/2067	9,353,885	9,400,411
[d,e]	Series 2024-R1 Class A1, 4.75% due 6/25/2064	13,198,221	13,170,616
	Citigroup Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[d]	Series 2004-HYB2 Class B1, 6.194% due 3/25/2034	16,141	6,602
[d,e]	Series 2014-A Class A, 4.00% due 1/25/2035	252,556	247,599
[d,e]	Series 2020-EXP1 Class B1, 4.467% due 5/25/2060	1,180,900	1,007,474
[d,e]	Series 2020-EXP1 Class B2, 4.467% due 5/25/2060	770,600	615,360
[d,e]	Series 2020-EXP1 Class B3, 4.467% due 5/25/2060	386,242	251,696
[e,h]	Series 2020-EXP1 Class XS, due 5/25/2060	16,365,137	526,303
[d,e]	Series 2020-EXP2 Class B5, 4.032% due 8/25/2050	153,000	93,002
[d,e]	Series 2020-EXP2 Class B6, 4.032% due 8/25/2050	372,000	201,203
[d,e]	Series 2021-J1 Class B4, 2.61% due 4/25/2051	425,000	206,960
[d,e]	Series 2021-J1 Class B5, 2.61% due 4/25/2051	666,000	299,020
[d,e]	Series 2021-J1 Class B6, 2.61% due 4/25/2051	503,782	201,115
[d,e]	Series 2021-J2 Class A7A, 2.50% due 7/25/2051	10,257,679	9,249,621
[d,e]	Series 2021-J2 Class B4, 2.769% due 7/25/2051	2,281,541	1,044,425
[d,e]	Series 2021-J2 Class B5, 2.769% due 7/25/2051	623,000	281,190
[d,e]	Series 2021-J2 Class B6, 2.769% due 7/25/2051	1,247,350	512,725
[d,e]	Series 2021-J3 Class B4, 2.86% due 9/25/2051	1,032,000	570,844
[d,e]	Series 2021-J3 Class B5, 2.86% due 9/25/2051	173,000	84,127
[d,e]	Series 2021-J3 Class B6, 2.86% due 9/25/2051	573,357	240,749
[d,e,h]	Series 2022-INV1 Class A5IX, 0.289% due 11/27/2051	174,592,694	2,779,952
[d,e]	Series 2022-INV1 Class B4, 3.289% due 11/27/2051	1,260,856	1,049,845
[d,e]	Series 2022-INV1 Class B6, 3.289% due 11/27/2051	3,178,761	1,537,996
[d,e]	Series 2022-J1 Class B4, 2.903% due 2/25/2052	700,598	362,378
[d,e]	Series 2022-J1 Class B5, 2.903% due 2/25/2052	527,000	258,591
[d,e]	Series 2022-J1 Class B6, 2.903% due 2/25/2052	1,404,735	554,313
[e]	Cogent Ipv4 LLC, CMBS, Series 2024-1A Class A2, 7.924% due 5/25/2054	4,370,000	4,554,061
[e]	COMM Mortgage Trust, CMBS, Series 2024-277P Class A, 6.338% due 8/10/2044	9,000,000	9,472,595
	Cross Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2023-H1 Class A1, 6.615% due 3/25/2068	4,934,326	4,956,818
[d,e]	Series 2024-H4 Class A1, 6.147% due 7/25/2069	8,396,653	8,495,503
	CSMC Trust, CMBS,
[e]	Series 2020-WEST Class A, 3.04% due 2/15/2035	22,257,500	19,001,802
[d,e]	Series 2021-BPNY Class A, 7.58% (TSFR1M + 3.83%) due 8/15/2026	12,573,585	12,213,189
	CSMC Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2019-AFC1 Class B2, 5.215% due 7/25/2049	2,366,448	2,275,811
[d,e,h]	Series 2021-AFC1 Class AIOS, 0.25% due 3/25/2056	39,475,028	387,120
[d,e]	Series 2021-AFC1 Class B3, 4.31% due 3/25/2056	146,228	101,924
[d,e,h]	Series 2021-AFC1 Class XS, 3.211% due 3/25/2056	39,475,028	6,536,670
[d,e]	Series 2021-NQM3 Class A1, 1.015% due 4/25/2066	1,841,195	1,597,318
[d,e]	Series 2021-NQM3 Class B2, 4.128% due 4/25/2066	2,650,000	2,029,036
[d,e]	Series 2021-NQM8 Class B2, 4.239% due 10/25/2066	3,478,650	3,031,642
[d,e]	Series 2021-RP11 Class A1, 2.25% due 10/25/2061	12,791,812	10,746,440
[d,e]	Series 2022-ATH2 Class A1, 4.547% due 5/25/2067	4,265,280	4,250,876
[d,e]	Series 2022-NQM5 Class A3, 5.169% due 5/25/2067	3,049,688	3,039,271
[e]	DC Office Trust, CMBS, Series 2019-MTC Class A, 2.965% due 9/15/2045	10,082,000	9,154,705
	Deephaven Residential Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2020-2 Class B3, 6.423% due 5/25/2065	4,825,000	4,841,212
[d,e]	Series 2021-1 Class A1, 0.715% due 5/25/2065	329,645	313,395
	Ellington Financial Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2019-2 Class A1, 2.739% due 11/25/2059	470,430	458,188
[d,e]	Series 2022-1 Class B2, 3.864% due 1/25/2067	6,901,000	4,942,592
[d,e]	FARM Mortgage Trust, Whole Loan Securities Trust CMO, Series 2024-1 Class A, 4.684% due 10/1/2053	8,602,083	8,370,617
	Federal Home Loan Mtg Corp.,
[d]	Pool 1L0322, 6.063% (H15T1Y + 2.07%) due 2/1/2048	1,848,597	1,912,013
[d]	Pool 760025, 3.698% (5-Yr. CMT + 1.310%) due 10/1/2047	2,928,510	2,901,071
[d]	Pool 841097, 3.657% (5-Yr. CMT + 1.300%) due 9/1/2048	4,011,897	3,964,311
[d]	Pool 841355, 1.897% (2.16% - SOFR30A) due 11/1/2051	4,326,831	4,134,022
[d]	Pool 841362, 1.701% (2.15% - SOFR30A) due 2/1/2052	5,294,178	4,976,137
[d]	Pool 841377, 1.943% (2.24% - SOFR30A) due 4/1/2052	5,652,620	5,322,766
[d]	Pool 841463, 2.16% (2.18% - SOFR30A) due 7/1/2052	14,625,307	13,323,973

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Pool RE6097, 2.00% due 5/1/2051	$ 11,210,377	$ 8,874,524
	Pool WN1497, 4.75% due 1/1/2030	8,425,000	8,555,264
	Federal Home Loan Mtg Corp., CMO REMIC,
	Series 5461 Class PA, 4.50% due 8/25/2054	27,116,483	26,832,181
	Series 5462 Class P, 4.50% due 10/25/2054	18,370,446	18,207,076
	Series 5469 Class QA, 4.50% due 11/25/2054	21,743,141	21,597,878
[d]	Series 5502 Class FH, 5.274% (SOFR30A + 1.40%) due 2/25/2055	18,280,139	18,410,908
[d]	Series 5552 Class PD, 5.00% due 9/25/2054	20,324,338	20,527,095
	Series 5565 Class QA, 4.50% due 8/25/2055	21,878,252	21,711,392
	Series 5607 Class KT, 4.25% due 11/15/2032	35,819,115	35,595,198
	Federal Home Loan Mtg Corp., Multifamily Structured Pass-Through Certificates, CMBS,
[d,h]	Series KIR1 Class X, 0.998% due 3/25/2026	30,998,042	1,211
	Series KJ46 Class A2, 4.796% due 10/25/2031	10,518,000	10,816,516
[d]	Series KJ47 Class A2, 5.43% due 6/25/2031	7,257,000	7,577,076
	Series KJ48 Class A2, 5.028% due 10/25/2031	18,483,000	19,168,824
	Federal Home Loan Mtg Corp., Seasoned Credit Risk Transfer, Whole Loan Securities Trust CMO,
	Series 2020-2 Class MA, 2.00% due 11/25/2059	2,180,419	1,985,936
	Series 2020-3 Class MTU, 2.50% due 5/25/2060	26,230,669	21,314,818
	Series 2022-1 Class MTU, 3.25% due 11/25/2061	19,826,223	17,148,738
	Series 2024-1 Class MT, 3.00% due 11/25/2063	9,326,817	7,801,161
	Series 2024-2 Class MT, 3.50% due 5/25/2064	13,039,687	11,502,021
	Federal Home Loan Mtg Corp., UMBS Collateral,
	Pool RA7373, 3.00% due 5/1/2052	2,792,964	2,489,510
	Pool SD1374, 3.00% due 3/1/2052	7,386,454	6,536,170
	Pool SD1588, 5.00% due 9/1/2052	4,541,589	4,581,771
	Pool SD1626, 5.00% due 10/1/2052	6,390,788	6,453,657
	Pool SD3632, 2.50% due 7/1/2052	34,071,262	28,980,085
	Pool SD4175, 2.50% due 6/1/2052	38,679,429	32,902,666
	Pool SD4176, 3.00% due 9/1/2052	103,461,272	91,889,361
	Pool SD5171, 2.50% due 1/1/2054	31,332,796	26,653,251
	Pool SD6509, 6.00% due 8/1/2054	23,333,224	24,029,453
	Pool SD8140, 2.00% due 4/1/2051	31,224,167	25,492,869
	Pool SD8225, 3.00% due 7/1/2052	14,161,080	12,586,160
	Pool SD8367, 5.50% due 10/1/2053	13,848,777	14,076,057
[d,e]	Federal Home Loan Mtg Corp., Whole Loan Securities Trust CMO, Series 2017-SC01 Class M1, 3.653% due 12/25/2046	124,482	123,131
	Federal National Mtg Assoc.,
[d]	Pool BH4523, 3.04% (5-Yr. CMT + 1.150%) due 4/1/2047	4,429,145	4,316,939
[d]	Pool BH4524, 3.712% (5-Yr. CMT + 1.150%) due 6/1/2046	8,238,051	8,007,733
	Pool BL8603, 2.07% due 10/1/2050	11,169,969	7,959,690
[d]	Pool BM6885, 1.595% (2.20% - SOFR30A) due 12/1/2051	6,141,413	5,778,428
	Pool BM6899, 2.50% due 1/1/2052	9,825,979	8,154,147
[d]	Pool BM6929, 1.929% (2.13% - SOFR30A) due 7/1/2051	6,282,588	6,030,077
[d]	Pool BO9998, 2.739% (H15T1Y + 2.03%) due 3/1/2048	3,344,935	3,362,298
	Pool BS1289, 2.17% due 3/1/2051	15,667,101	10,870,628
[d]	Pool BU9934, 1.839% (2.37% - SOFR30A) due 2/1/2052	13,687,904	12,404,952
	Pool BZ3061, 5.26% due 2/1/2030	29,454,000	30,402,238
[d]	Pool CB2214, 1.531% (2.20% - SOFR30A) due 11/1/2051	6,816,175	6,477,445
	Federal National Mtg Assoc., CMO REMIC,
	Series 2024-25 Class VB, 5.50% due 3/25/2035	13,070,775	13,404,396
	Series 2024-70 Class MP, 4.50% due 10/25/2054	20,107,396	19,896,810
	Series 2025-90 Class PC, 4.00% due 10/25/2055	28,578,811	27,823,396
	Federal National Mtg Assoc., UMBS Collateral,
	Pool BV4119, 2.50% due 3/1/2052	47,480,620	40,385,719
	Pool BW8669, 5.00% due 9/1/2052	4,316,243	4,320,484
	Pool CB2301, 3.00% due 12/1/2051	34,942,940	30,920,079
	Pool CB3050, 2.50% due 3/1/2052	22,801,060	19,395,728
	Pool CB3880, 5.00% due 6/1/2052	2,305,138	2,328,952
	Pool FS6130, 2.50% due 7/1/2052	25,718,837	21,877,735
	Pool FS6157, 3.00% due 9/1/2052	113,812,710	101,109,494
	Pool FS7577, 2.50% due 1/1/2054	26,531,503	22,569,030
	Pool FS7757, 2.50% due 2/1/2052	25,803,588	21,866,393
	Pool FS7879, 2.50% due 7/1/2052	19,002,047	16,079,898
	Pool MA5138, 5.50% due 9/1/2053	7,684,475	7,813,012
	Pool MA5139, 6.00% due 9/1/2053	6,135,346	6,305,421
	Pool MA5166, 6.00% due 10/1/2053	11,804,485	12,134,663

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	First Republic Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e,h]	Series 2020-1 Class A2IO, 1.242% due 4/25/2050	$ 106,807,120	$ 3,030,118
[d,e]	Series 2020-1 Class B3, 2.882% due 4/25/2050	1,382,772	1,273,092
[d,e]	Series 2020-1 Class B4, 2.882% due 4/25/2050	1,325,000	1,197,268
[d,e]	Series 2020-1 Class B6, 2.882% due 4/25/2050	755,000	521,438
	Flagstar Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2017-1 Class 2A2, 3.00% due 3/25/2047	128,709	118,720
[d,e]	Series 2018-3INV Class B4, 4.438% due 5/25/2048	4,658,895	4,348,393
[d,e]	Series 2019-2 Class B3, 3.999% due 12/25/2049	3,310,744	3,019,082
[d,e,h]	Series 2020-2 Class AX1, 0.653% due 8/25/2050	21,237,530	728,855
[d,e,h]	Series 2020-2 Class AX2, 0.50% due 8/25/2050	3,639,544	102,260
[d,e]	Series 2020-2 Class B4, 3.653% due 8/25/2050	192,799	168,624
[d,e]	Series 2020-2 Class B5, 3.653% due 8/25/2050	575,756	501,013
[d,e]	Series 2020-2 Class B6C, 3.34% due 8/25/2050	769,566	450,329
[d,e,h]	Series 2021-13IN Class AX1, 0.173% due 12/30/2051	147,022,479	1,433,146
[d,e,h]	Series 2021-13IN Class AX17, 0.18% due 12/30/2051	12,154,712	133,084
[d,e,h]	Series 2021-13IN Class AX4, 0.50% due 12/30/2051	11,116,817	338,112
[d,e]	Series 2021-13IN Class B4, 3.353% due 12/30/2051	2,444,040	2,032,948
[d,e]	Series 2021-13IN Class B5, 3.353% due 12/30/2051	445,549	361,957
[d,e]	Series 2021-13IN Class B6C, 3.218% due 12/30/2051	3,885,758	2,699,921
	GCAT Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2019-NQM3 Class A1, 3.686% due 11/25/2059	305,980	298,799
[d,e]	Series 2021-CM1 Class A, 2.469% due 4/25/2065	1,901,350	1,834,400
[d,e]	Series 2021-CM2 Class A1, 2.352% due 8/25/2066	13,667,589	13,045,307
[d,e]	Series 2021-NQM1 Class M1, 2.316% due 1/25/2066	6,112,000	4,794,947
[d,e]	Series 2021-NQM4 Class A1, 1.093% due 8/25/2066	3,071,788	2,596,879
[d,e]	Series 2023-NQM4 Class A1, 4.25% due 5/25/2067	15,935,159	15,274,957
[d,e]	Glebe Funding Trust, Whole Loan Securities Trust CMO, Series 2024-1 Class A, 8.099% due 11/29/2028	25,657,833	25,895,170
	Government National Mtg Assoc.,
	Pool MA7368, 3.00% due 5/20/2051	20,333,302	18,314,313
	Pool MA7706, 3.00% due 11/20/2051	90,264,513	81,259,810
	Pool MA8098, 3.00% due 6/20/2052	159,900,231	143,904,992
	Government National Mtg Assoc., CMO,
	Series 2021-27 Class ED, 1.00% due 2/20/2051	8,843,205	6,913,523
[d]	Series 2025-118 Class S, 7.085% (21.45% - SOFR30A) due 7/20/2055	17,685,644	18,607,239
	Series 2025-139 Class DT, 5.00% due 3/20/2065	23,836,292	23,923,768
	Series 2025-177 Class PA, 4.50% due 10/20/2055	30,725,941	30,332,429
	Series 2025-69 Class GJ, 4.50% due 1/20/2054	14,434,997	14,282,174
[d,e,g]	Greystone Commercial Real Estate Notes Ltd., CMBS, Series 2021-FL3 Class A, 4.885% (TSFR1M + 1.13%) due 7/15/2039	1,105,579	1,104,888
[d,e]	GS Mortgage-Backed Securities Corp. Trust, Whole Loan Securities Trust CMO, Series 2023-CCM1 Class A1, 6.65% due 8/25/2053	8,073,101	8,058,392
	GS Mortgage-Backed Securities Trust, Whole Loan Securities Trust CMO,
[d,e,h]	Series 2020-INV1 Class A11X, 3.391% due 10/25/2050	787,738	127,036
[d,e,h]	Series 2020-INV1 Class A12X, 2.906% due 10/25/2050	9,431,985	1,305,649
[d,e,h]	Series 2020-INV1 Class AIOS, 0.189% due 10/25/2050	52,716,161	592,350
[d,e,h]	Series 2020-INV1 Class AX1, due 10/25/2050	34,283,954	343
[d,e,h]	Series 2020-INV1 Class AX2, 0.406% due 10/25/2050	1,699,856	36,022
[d,e,h]	Series 2020-INV1 Class AX4, 0.92% due 10/25/2050	1,829,874	80,092
[d,e]	Series 2020-INV1 Class B4, 3.827% due 10/25/2050	1,169,228	1,030,075
[d,e]	Series 2020-INV1 Class B5, 3.827% due 10/25/2050	1,171,996	1,046,318
[d,e]	Series 2020-INV1 Class B6, 3.827% due 10/25/2050	2,932,234	2,091,157
[d,e,h]	Series 2020-INV1 Class BX, 0.327% due 10/25/2050	13,340,503	211,327
[d,e,h]	Series 2020-PJ3 Class A11X, 3.50% due 10/25/2050	1,996,614	262,571
[d,e]	Series 2023-PJ2 Class A4, 5.50% due 5/25/2053	5,916,557	5,969,486
[d,e]	Series 2024-RPL2 Class A1, 3.75% due 7/25/2061	5,446,837	5,344,587
[d,e]	Series 2024-RPL4 Class A1, 3.90% due 9/25/2061	4,840,710	4,763,773
	Harvest Commercial Capital Loan Trust, CMBS, Series 2024-1 Class A, 6.164% due 10/25/2056	17,787,138	18,226,779
[d,e]	HOMES Trust, Whole Loan Securities Trust CMO, Series 2024-NQM1 Class A1, 5.915% due 7/25/2069	7,401,116	7,463,259
[d,e]	Homeward Opportunities Fund Trust, Whole Loan Securities Trust CMO, Series 2024-RTL1 Class A1, 7.12% due 7/25/2029	22,320,000	22,342,351
[d,e]	Hudson Yards Mortgage Trust, CMBS, Series 2019-55HY Class A, 2.943% due 12/10/2041	5,870,000	5,530,955
	Imperial Fund Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2021-NQM3 Class B2, 4.124% due 11/25/2056	5,408,000	4,097,604
[d,e]	Series 2021-NQM4 Class A1, 2.091% due 1/25/2057	3,343,794	2,936,981
[d,e]	Series 2022-NQM1 Class A1, 2.493% due 2/25/2067	12,533,777	11,600,993
[d,e]	Series 2022-NQM2 Class B2, 4.20% due 3/25/2067	15,600,000	11,792,934
[d,e]	Series 2022-NQM4 Class A1, 4.767% due 6/25/2067	10,226,305	10,192,270

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[d,e]	Series 2022-NQM4 Class A3, 5.04% due 6/25/2067	$ 3,097,511	$ 3,086,507
[d,e]	Series 2022-NQM6 Class A1, 6.819% due 10/25/2067	10,954,856	10,936,377
[d,e]	Series 2022-NQM7 Class A1, 7.369% due 11/25/2067	7,235,568	7,226,545
	JP Morgan Chase Commercial Mortgage Securities Trust, CMBS,
[d,e]	Series 2025-BHR5 Class A, 5.444% (TSFR1M + 1.69%) due 3/15/2040	917,240	918,775
[d,e]	Series 2025-BHR5 Class B, 5.893% (TSFR1M + 2.14%) due 3/15/2040	8,240,000	8,249,502
	JP Morgan Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2015-4 Class B4, 3.507% due 6/25/2045	830,166	608,356
[d,e]	Series 2017-5 Class B6, 4.746% due 10/26/2048	3,073,715	2,374,094
[d,e]	Series 2019-8 Class B4, 4.136% due 3/25/2050	3,025,503	2,802,975
[d,e,h]	Series 2020-3 Class AX1, 0.129% due 8/25/2050	7,421,482	37,452
[d,e,h]	Series 2020-4 Class A11X, 1.181% (5.14% - TSFR1M) due 11/25/2050	1,476,869	70,260
[d,e,h]	Series 2020-4 Class A3X, 0.50% due 11/25/2050	6,695,140	165,079
[d,e,h]	Series 2020-4 Class AX1, 0.071% due 11/25/2050	24,729,435	50,260
[d,e,h]	Series 2020-4 Class AX3, 3.50% due 11/25/2050	684,160	120,602
[d,e,h]	Series 2020-4 Class AX4, 0.55% due 11/25/2050	1,579,019	42,749
[d,e]	Series 2020-4 Class B4, 3.621% due 11/25/2050	1,198,491	1,050,317
[d,e]	Series 2020-4 Class B5, 3.621% due 11/25/2050	552,685	434,033
[d,e]	Series 2020-4 Class B6, 3.621% due 11/25/2050	1,054,996	563,648
[d,e]	Series 2020-7 Class B4, 3.508% due 1/25/2051	572,379	498,706
[d,e]	Series 2020-7 Class B5, 3.508% due 1/25/2051	400,404	241,064
[d,e]	Series 2020-7 Class B6, 3.401% due 1/25/2051	581,120	301,475
[d,e]	Series 2020-LTV1 Class B3A, 3.746% due 6/25/2050	2,543,735	2,271,616
[d,e]	Series 2021-11 Class B5, 3.016% due 1/25/2052	2,203,980	1,726,325
[d,e]	Series 2021-11 Class B6, 2.718% due 1/25/2052	2,506,435	1,333,980
[d,e]	Series 2021-LTV2 Class A1, 2.52% due 5/25/2052	11,300,351	9,606,040
[d,e]	Series 2022- LTV1 Class A1, 3.25% due 7/25/2052	14,467,952	12,925,344
[d,e]	Series 2022-2 Class B4, 3.122% due 8/25/2052	3,075,263	2,425,044
[d,e]	Series 2022-2 Class B5, 3.122% due 8/25/2052	1,635,700	1,068,268
[d,e]	Series 2022-2 Class B6, 2.047% due 8/25/2052	1,806,360	763,319
[d,e]	Series 2022-3 Class B4, 3.095% due 8/25/2052	2,521,731	1,998,905
[d,e]	Series 2022-3 Class B5, 3.095% due 8/25/2052	1,604,406	797,093
[d,e]	Series 2022-3 Class B6, 2.007% due 8/25/2052	1,460,644	616,232
[d,e]	Series 2022-DSC1 Class A1, 4.75% due 1/25/2063	6,851,979	7,032,794
[d,e]	Series 2023-1 Class A2, 5.50% due 6/25/2053	5,428,261	5,476,822
[d,e]	Series 2023-3 Class A4B, 5.50% due 10/25/2053	5,895,393	5,929,536
[d,e]	Series 2025-CCM1 Class A4, 5.50% due 6/25/2055	20,131,251	20,195,108
[d,e]	JP Morgan Wealth Management, Whole Loan Securities Trust CMO, Series 2021-CL1 Class M1, 5.174% (SOFR30A + 1.30%) due 3/25/2051	3,547,421	3,529,424
[d,e]	LEX Mortgage Trust, CMBS, Series 2024-BBG Class A, 4.874% due 10/13/2033	5,400,000	5,434,592
[e]	Manhattan West Mortgage Trust, CMBS, Series 2020-1MW Class A, 2.13% due 9/10/2039	3,698,000	3,559,056
	Mello Mortgage Capital Acceptance, Whole Loan Securities Trust CMO,
[d,e,h]	Series 2021-INV2 Class AX1, 0.109% due 8/25/2051	87,759,006	370,387
[d,e,h]	Series 2021-INV2 Class AX4, 0.70% due 8/25/2051	6,013,090	249,889
[d,e]	Series 2021-INV2 Class B5, 3.309% due 8/25/2051	299,673	238,523
[d,e]	Series 2021-INV2 Class B6, 3.254% due 8/25/2051	1,452,648	812,682
[d,e,h]	Series 2021-INV3 Class AX1, 0.15% due 10/25/2051	106,510,642	697,315
[d,e,h]	Series 2021-INV3 Class AX4, 0.55% due 10/25/2051	8,663,704	240,104
[d,e]	Series 2021-INV3 Class B5, 3.20% due 10/25/2051	413,595	327,055
[d,e]	Series 2021-INV3 Class B6, 3.083% due 10/25/2051	1,845,842	1,064,071
[d]	Merrill Lynch Mortgage Investors Trust, Whole Loan Securities Trust CMO, Series 2004-A4 Class M1, 5.115% due 8/25/2034	28,869	27,970
[d,e]	Metlife Securitization Trust, Whole Loan Securities Trust CMO, Series 2019-1A Class A1A, 3.75% due 4/25/2058	195,621	195,002
	MFA Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2020-NQM2 Class A1, 1.381% due 4/25/2065	3,687,450	3,553,710
[d,e]	Series 2020-NQM3 Class M1, 2.654% due 1/26/2065	800,000	742,164
[d,e]	Series 2021-INV1 Class A1, 0.852% due 1/25/2056	1,224,110	1,174,323
[d,e]	Series 2021-INV2 Class A1, 1.906% due 11/25/2056	6,363,974	5,770,177
[d,e]	Series 2022-CHM1 Class A1, 4.875% due 9/25/2056	5,978,005	5,945,829
[d,e]	Series 2022-INV1 Class A3, 4.25% due 4/25/2066	4,950,000	4,800,417
[d,e]	Series 2022-NQM2 Class A1, 4.00% due 5/25/2067	24,079,820	24,607,680
[d,e]	Series 2022-NQM3 Class A1, 5.57% due 9/25/2067	5,706,920	5,691,594
[d]	Series 2024-NPL1 Class A1, 6.33% due 9/25/2054	15,896,606	15,918,851
[d,e]	Series 2024-RPL1 Class A1, 4.25% due 2/25/2066	11,852,771	11,421,932
[d,e]	Mill City Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2023-NQM1 Class A1, 6.05% due 10/25/2067	13,816,936	13,783,565
[d,e]	Mill City Securities Ltd., Whole Loan Securities Trust CMO, Series 2024-RS1 Class A1, 3.00% due 11/1/2069	8,880,631	8,520,459

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[e]	Morgan Stanley Capital I Trust, CMBS, Series 2024-BPR2 Class A, 7.291% due 5/5/2029	$ 14,351,365	$ 15,173,646
	Morgan Stanley Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2024-NQM1 Class A1, 6.152% due 12/25/2068	10,891,314	10,977,890
[d]	Series 2024-RPL1 Class A1, 4.00% due 6/25/2064	19,712,842	19,477,566
	New Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2017-3A Class A1, 4.00% due 4/25/2057	608,069	596,195
[d,e]	Series 2017-4A Class A1, 4.00% due 5/25/2057	514,674	501,271
[d,e]	Series 2017-5A Class A1, 5.346% (TSFR1M + 1.61%) due 6/25/2057	271,237	274,502
[d,e]	Series 2017-6A Class A1, 4.00% due 8/27/2057	267,995	261,942
[d,e]	Series 2018-1A Class A1A, 4.00% due 12/25/2057	509,323	496,522
[d,e,h]	Series 2021-INV1 Class AX1, 0.743% due 6/25/2051	88,606,803	3,577,748
[d,e]	Series 2021-INV1 Class B5, 3.243% due 6/25/2051	1,116,655	922,330
[d,e]	Series 2021-INV1 Class B6, 3.227% due 6/25/2051	1,967,139	1,285,566
[d,e]	Series 2022-NQM3 Class A1, 3.90% due 4/25/2062	14,944,509	14,194,542
[d,e]	Series 2024-RPL1 Class A, 3.80% due 1/25/2064	13,304,032	12,659,911
[d,e]	Series 2024-RTL1 Class A1, 6.664% due 3/25/2039	11,875,000	11,930,019
[d,e]	NRM FHT1 Excess Owner LLC, Whole Loan Securities Trust CMO, Series 2025-FHT1 Class A, 6.545% due 3/25/2032	7,658,941	7,735,729
[e]	NYC Commercial Mortgage Trust, CMBS, Series 2021-909 Class A, 2.941% due 4/10/2043	4,450,000	3,866,532
[d,e]	NYMT Loan Trust, Whole Loan Securities Trust CMO, Series 2024-BPL2 Class A1, 6.509% due 5/25/2039	11,000,000	11,098,871
	OBX Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2021-NQM2 Class A1, 1.101% due 5/25/2061	4,919,382	4,095,103
[d,e]	Series 2021-NQM4 Class A1, 1.957% due 10/25/2061	12,950,408	11,194,757
[d,e]	Series 2024-NQM11 Class A1, 5.875% due 6/25/2064	9,112,617	9,204,259
[e]	One Bryant Park Trust, CMBS, Series 2019-OBP Class A, 2.516% due 9/15/2054	26,914,348	24,984,789
[d,e]	OSAT Trust, Whole Loan Securities Trust CMO, Series 2021-RPL1 Class A1, 6.116% due 5/25/2065	17,613,476	17,613,476
[d,e]	PRET LLC, Whole Loan Securities Trust CMO, Series 2025-NPL3 Class A1, 6.708% due 4/25/2055	24,609,611	24,756,774
[d,e]	PRET Trust, Whole Loan Securities Trust CMO, Series 2024-RPL1 Class A1, 3.90% due 10/25/2063	4,514,718	4,376,715
	PRKCM Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2021-AFC1 Class A1, 1.51% due 8/25/2056	3,498,575	3,010,553
[d,e]	Series 2021-AFC1 Class B2, 3.95% due 8/25/2056	2,729,000	1,907,055
[d,e]	Series 2024-HOME1 Class A1, 6.431% due 5/25/2059	4,616,918	4,676,091
	PRPM LLC, Whole Loan Securities Trust CMO,
[d,e]	Series 2024-RPL2 Class A1, 3.50% due 5/25/2054	7,961,016	7,873,161
[d,e]	Series 2025-1 Class A1, 5.993% due 4/25/2030	20,695,844	20,690,308
[d,e]	Series 2025-RPL3 Class A1, 3.25% due 4/25/2055	13,525,601	13,108,562
[d,e]	Series 2025-RPL4 Class A1, 3.00% due 5/25/2055	16,818,439	15,992,596
	PRPM Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2022-INV1 Class A1, 4.40% due 4/25/2067	24,031,447	24,066,563
[d,e]	Series 2022-INV1 Class A3, 4.412% due 4/25/2067	7,135,382	6,993,608
[d,e]	Series 2022-NQM1 Class A1, 5.50% due 8/25/2067	6,932,890	6,913,919
[d,e]	Radian Mortgage Capital Trust, Whole Loan Securities Trust CMO, Series 2024-J2 Class A16, 5.50% due 3/25/2055	7,830,740	7,846,319
	Rate Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2022-J1 Class A9, 2.50% due 1/25/2052	10,777,237	9,625,390
[d,e]	Series 2024-J4 Class A5, 5.50% due 12/25/2054	20,995,766	21,106,722
[d,e]	RFT Trust, Whole Loan Securities Trust CMO, Series RR1 Class A1, 6.767% due 6/27/2028	14,185,458	14,209,502
[e]	ROCK Trust, CMBS, Series 2024-CNTR Class A, 5.388% due 11/13/2041	11,400,000	11,715,626
	Seasoned Loans Structured Transaction Trust, Whole Loan Securities Trust CMO, Series 2020-2 Class A1C, 2.00% due 9/25/2030	4,608,485	4,294,446
	Sequoia Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2015-4 Class B4, 3.09% due 11/25/2030	1,686,000	1,588,171
[d,e]	Series 2016-3 Class B3, 3.603% due 11/25/2046	1,973,325	1,474,131
[d,e]	Series 2017-7 Class B3, 3.724% due 10/25/2047	1,158,296	1,047,366
[d,e]	Series 2018-7 Class B4, 4.251% due 9/25/2048	1,802,000	1,451,147
[d,e]	Series 2021-9 Class A1, 2.50% due 1/25/2052	11,847,235	9,936,559
[d,e]	Series 2023-3 Class A1, 6.00% due 9/25/2053	5,933,081	6,034,080
[d,e]	SFO Commercial Mortgage Trust, CMBS, Series 2021-555 Class A, 5.015% (TSFR1M + 1.26%) due 5/15/2038	14,442,000	14,335,805
	SG Residential Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e,h]	Series 2019-3 Class AIOS, 0.375% due 9/25/2059	10,029,814	124,938
[d,e]	Series 2019-3 Class B2, 5.663% due 9/25/2059	1,978,000	1,940,908
[d,e]	Series 2019-3 Class B3, 6.344% due 9/25/2059	842,000	731,272
[e]	Series 2019-3 Class XS1, due 9/25/2059	9,855,705	99
[e]	Series 2019-3 Class XS2, due 9/25/2059	9,362,825	517,861
[d,e]	Series 2020-2 Class A3, 1.895% due 5/25/2065	729,600	684,548
[d,e]	Series 2021-2 Class A1, 1.737% due 12/25/2061	5,244,291	4,595,709
[d,e]	Series 2022-1 Class B2, 3.963% due 3/27/2062	4,204,000	3,024,830
[d,e]	Shellpoint Co-Originator Trust, Whole Loan Securities Trust CMO, Series 2016-1 Class B4, 3.524% due 11/25/2046	2,091,685	1,626,154

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[d,e]	SKY Trust, CMBS, Series 2025-LINE Class A, 6.339% (TSFR1M + 2.59%) due 4/15/2042	$ 8,176,467	$ 8,217,623
[e]	SLG Office Trust, CMBS, Series 2021-OVA Class A, 2.585% due 7/15/2041	18,658,000	16,644,304
	Spruce Hill Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2020-SH2 Class B1, 5.00% due 6/25/2055	2,561,838	2,560,116
[d,e]	Series 2022-SH1 Class A1A, 4.10% due 7/25/2057	4,623,667	4,771,801
[d,e]	Starwood Mortgage Residential Trust, Whole Loan Securities Trust CMO, Series 2021-5 Class A1, 1.92% due 9/25/2066	12,445,973	10,530,818
	TIAA Bank Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2018-2 Class B3, 3.657% due 7/25/2048	2,195,676	2,031,379
[d,e]	Series 2018-2 Class B4, 3.657% due 7/25/2048	2,040,000	1,405,614
[d,e]	Toorak Mortgage Trust, Whole Loan Securities Trust CMO, Series 2024-RRTL1 Class A1, 6.597% due 2/25/2039	11,200,000	11,242,831
	Towd Point Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2018-2 Class A1, 3.25% due 3/25/2058	441,055	436,577
[d,e]	Series 2025-R1 Class A1, 4.00% due 11/27/2057	17,654,781	15,859,429
[d,e]	Series 2025-R2 Class A1, 4.50% due 9/25/2064	14,865,979	13,641,015
[d,e]	TRK Trust, Whole Loan Securities Trust CMO, Series 2022-INV2 Class A1, 4.35% due 6/25/2057	8,689,853	8,610,191
[d,e]	Verus Securitization Trust, Whole Loan Securities Trust CMO, Series 2023-1 Class A1, 5.85% due 12/25/2067	3,504,193	3,498,182
[d,e]	Visio Trust, Whole Loan Securities Trust CMO, Series 2022-1 Class M1, 5.919% due 8/25/2057	10,000,000	9,971,376
	Vista Point Securitization Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2020-1 Class A3, 3.201% due 3/25/2065	1,753,436	1,740,914
[d,e]	Series 2020-2 Class A2, 1.986% due 4/25/2065	502,115	487,921
[d,e]	VOLT C LLC, Whole Loan Securities Trust CMO, Series 2021-NPL9 Class A1, 5.992% due 5/25/2051	5,650,821	5,650,145
[d,e]	WB Commercial Mortgage Trust, CMBS, Series 2024-HQ Class A, 5.937% due 3/15/2040	4,050,000	4,046,635
[d,e]	Wells Fargo Commercial Mortgage Trust, CMBS, Series 2018-1745 Class A, 3.749% due 6/15/2036	4,000,000	3,756,187
	Wells Fargo Mortgage Backed Securities Trust, Whole Loan Securities Trust CMO,
[d,e,h]	Series 2021-INV1 Class AIO2, 0.50% due 8/25/2051	77,399,131	2,268,491
[d,e]	Series 2021-INV1 Class B4, 3.304% due 8/25/2051	1,564,571	1,303,801
[d,e]	Series 2021-INV1 Class B5, 3.304% due 8/25/2051	1,255,486	1,008,851
[d,e]	Series 2021-INV1 Class B6, 3.304% due 8/25/2051	965,397	481,186
	Total Mortgage Backed (Cost $2,768,836,536)		2,799,739,382
	Loan Participations — 2.1%
	Capital Goods — 0.2%
	Aerospace & Defense — 0.2%
[i]	Dynasty Acquisition Co., Inc., 5.716% (SOFR + 2.00%) due 10/31/2031	19,793,598	19,858,917
			19,858,917
	Commercial & Professional Services — 0.2%
	Commercial Services & Supplies — 0.2%
[i]	Imagefirst Holdings LLC, 6.733% (SOFR + 3.00%) due 3/12/2032	19,850,250	19,837,943
	Professional Services — 0.0%
[i]	CACI International, Inc., 5.466% (SOFR + 1.75%) due 10/30/2031	3,465,000	3,465,728
			23,303,671
	Commercial Services — 0.3%
	Information Technology Services — 0.2%
[i]	Boost Newco Borrower LLC, 5.672% (SOFR + 2.00%) due 1/31/2031	17,758,306	17,769,494
	Specialty Retail — 0.1%
[i]	Belron Finance 2019 LLC, 6.12% (SOFR + 2.25%) due 10/16/2031	17,584,494	17,672,416
			35,441,910
	Consumer Durables & Apparel — 0.3%
	Textiles, Apparel & Luxury Goods — 0.3%
[i]	ABG Intermediate Holdings 2 LLC, 5.966% (SOFR + 2.25%) due 12/21/2028 - 2/13/2032	19,542,148	19,545,081
[i]	Champ Acquisition Corp., 7.716% (SOFR + 4.00%) due 11/25/2031	6,855,661	6,881,369
			26,426,450
	Consumer Services — 0.2%
	Hotels, Restaurants & Leisure — 0.2%
[i]	Aramark Services, Inc., 5.471% (SOFR + 1.75%) due 6/22/2030	11,168,531	11,191,985
[i]	TKC Holdings, Inc., 8.716% (SOFR + 5.00%) due 5/15/2028	4,342,089	4,352,944
			15,544,929
	Equity Real Estate Investment Trusts (REITs) — 0.1%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Diversified REITs — 0.1%
[i]	Iron Mountain, Inc., 5.716% (SOFR + 2.00%) due 1/31/2031	$ 4,962,025	$ 4,955,823
			4,955,823
	Financial Services — 0.2%
	Capital Markets — 0.2%
	Corpay Technologies Operating Co. LLC,
[i]	5.466% (SOFR + 1.75%), due 4/28/2028	9,900,000	9,905,346
[i,j]	5.566% (SOFR + 1.75%), due 11/5/2032	10,000,000	10,002,100
[g,i]	IMC Financing LLC, 7.234% (SOFR + 3.50%) due 6/18/2032	995,000	1,001,846
			20,909,292
	Food, Beverage & Tobacco — 0.1%
	Beverages — 0.1%
[i]	Celsius Holdings, Inc., 6.172% (SOFR + 2.50%) due 4/1/2032	9,310,000	9,361,205
			9,361,205
	Health Care Equipment & Services — 0.1%
	Health Care Providers & Services — 0.1%
[i]	Select Medical Corp., 5.716% (SOFR + 2.00%) due 12/3/2031	13,069,737	13,037,062
			13,037,062
	Household & Personal Products — 0.1%
	Household Products — 0.1%
[i]	Energizer Holdings, Inc., 5.734% (SOFR + 2.00%) due 3/19/2032	7,345,378	7,339,281
			7,339,281
	Industrials — 0.1%
	Construction & Engineering — 0.1%
[i]	Green Infrastructure Partners, Inc., 6.422% (SOFR + 2.75%) due 9/24/2032	9,930,000	9,930,000
			9,930,000
	Materials — 0.1%
	Chemicals — 0.1%
[i]	TPC Group, Inc., 9.386% (SOFR + 5.75%) due 12/16/2031	12,902,500	11,504,772
			11,504,772
	Media & Entertainment — 0.0%
	Media — 0.0%
[i]	Century De Buyer LLC, 6.84% (SOFR + 3.00%) due 10/30/2030	3,456,425	3,446,712
[i]	DirecTV Financing LLC, 9.102% (SOFR + 5.00%) due 8/2/2027	408,415	408,530
			3,855,242
	Pharmaceuticals, Biotechnology & Life Sciences — 0.0%
	Pharmaceuticals — 0.0%
[i]	Elanco Animal Health, Inc., 5.623% (SOFR + 1.75%) due 10/31/2032	1,500,000	1,501,560
			1,501,560
	Software & Services — 0.0%
	Information Technology Services — 0.0%
[i]	Shift4 Payments LLC, 6.172% (SOFR + 2.50%) due 6/30/2032	249,375	250,674
	Software — 0.0%
[i]	SS&C Technologies, Inc., 5.716% (SOFR + 2.00%) due 5/9/2031	3,806,852	3,827,600
			4,078,274
	Technology Hardware & Equipment — 0.1%
	Communications Equipment — 0.0%
[i]	GoTo Group, Inc., 8.794% (SOFR + 4.75%) due 4/28/2028	5,011,371	2,983,830
	Technology Hardware, Storage & Peripherals — 0.1%
[i]	Xerox Holdings Corp., 7.672% - 7.73% (SOFR + 4.00%) due 11/19/2029	8,671,321	7,392,300
			10,376,130
	Total Loan Participations (Cost $221,457,251)		217,424,518

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Short-Term Investments — 5.2%
[k]	Thornburg Capital Management Fund	53,546,811	$ 535,468,104
	Total Short-Term Investments (Cost $535,468,104)		535,468,104
	Total Investments — 99.7% (Cost $10,232,114,992)		$10,327,244,190
	Other Assets Less Liabilities — 0.3%		30,999,392
	Net Assets — 100.0%		$10,358,243,582

Outstanding Forward Currency Contracts To Buy Or Sell At December 31, 2025
Contract Description	Contract Party*	Buy/Sell	Contract Amount	Contract Value Date	Value USD	Unrealized Appreciation	Unrealized Depreciation
Euro	SSB	Sell	115,007,700	3/25/2026	135,655,726	$ 1,408,151	$ —
Euro	SSB	Buy	5,980,300	3/25/2026	7,053,979	—	(30,996)
Euro	SSB	Sell	2,715,400	3/25/2026	3,202,912	—	(38,436)
Euro	SSB	Buy	2,505,500	3/25/2026	2,955,328	50,641	—

Total						$1,458,792	$(69,432)

Net unrealized appreciation (depreciation)						$1,389,360

*	Counterparty includes State Street Bank and Trust Company ("SSB").

Footnote Legend
a	Security currently fair valued by Thornburg Investment Management, Inc.’s Valuation and Pricing Committee.
b	Non-income producing.
c	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
d	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on December 31, 2025.
e	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2025, the aggregate value of these securities in the Fund’s portfolio was $4,986,140,027, representing 48.14% of the Fund’s net assets.
f	Bond in default.
g	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
h	Interest only.
i	The stated coupon rate represents the greater of the SOFR or the SOFR floor rate plus a spread at December 31, 2025.
j	This position or a portion of this position represents an unsettled loan purchase. The coupon rate will be effective at the time of settlement and will be based upon the Secured Overnight Financing Rate ("SOFR") plus a premium which was determined at the time of purchase.
k	Investment in Affiliates.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ABS	Asset Backed Securities
ACB	Agricultural Credit Bank
ARM	Adjustable Rate Mortgage
AUD	Denominated in Australian Dollar
BRL	Denominated in Brazilian Real
CMBS	Commercial Mortgage-Backed Securities
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Rate
DAC	Designated Activity Company
DOP	Denominated in Dominican Peso
EGP	Denominated in Egyptian Pound
EUR	Denominated in Euro
GBP	Denominated in Pound Sterling
H15T1Y	US Treasury Yield Curve Rate T-Note Constant Maturity 1 Year
HFFA	Health Facilities Financing Authority
IDR	Denominated in Indonesian Rupiah
Mtg	Mortgage
NZD	Dominated in New Zealand Dollar
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
SOFR30A	Secured Overnight Financing Rate 30-Day Average
SOFR90A	Secured Overnight Financing Rate 90-Day Average
TSFR1M	Term SOFR 1 Month
TSFR3M	Term SOFR 3 Month
UMBS	Uniform Mortgage-Backed Securities
UZS	Denominated in Uzbekistani Som

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Strategic Income Fund	December 31, 2025 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Strategic Income Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-six separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers seven classes of shares of beneficial interest: Class A, Class C, Institutional Class (“Class I”), and Retirement Classes (“Class R3”, “Class R4”, “Class R5”, and “Class R6”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust (the "Trustees") as the Fund’s "valuation designee," as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).
In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are generally valued at the last reported sale price on the valuation date or, if there has been no sale of the investment on that date, at the mean between the last reported bid and asked prices for the investment on that date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. For securities and other portfolio investments which are primarily listed or traded on an exchange outside the United States, the time for determining the investment’s value in accordance with the first sentence of this paragraph will be the close of that investment’s primary exchange preceding the Fund’s valuation time.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using methodologies selected and approved by the Committee as described in the Valuation Policy and Procedures, subject to changes or additions by the Committee. For this purpose, a market quotation is considered to be readily available if it is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date. Pursuant to the Valuation Policy and Procedures, the Committee shall monitor for circumstances that may necessitate the use of fair valuation methodologies, including circumstances in which a market quotation for an investment is no longer reliable or is otherwise not readily available. For that purpose, a market quotation is not readily available when the primary market or exchange for the applicable investment is not open for the entire scheduled day of trading. A market quotation may also not be readily available if: (a) developments occurring after the most recent close of the applicable investment’s primary exchange, but prior to the close of business on any business day; or (b) an unusual event or significant period of time occurring since the availability of the market quotation, create a serious question concerning the reliability of that market quotation. Additionally, a market quotation will be considered unreliable if it would require adjustment under GAAP, or where GAAP would require consideration of additional inputs in determining the value of the investment. The Committee customarily obtains valuations in those instances from pricing service providers approved by the Committee. Such pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data, and other data.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2025 (Unaudited)

Investments in U.S. mutual funds are valued at net asset value ("NAV") each business day.
Forward currency contracts are valued by a third-party pricing service provider.
Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.
If the market quotation for an investment is expressed in a foreign currency, that market quotation will be converted to U.S. dollars using a foreign exchange quotation from a third-party service at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund’s investments may be significantly affected on days when shareholders cannot purchase or sell Fund’s shares.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the 1940 Act, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:
	Market Value 9/30/25	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 12/31/25	Dividend Income
Thornburg Capital Mgmt. Fund	$475,342,650	$585,816,928	$(525,691,474)	$-	$-	$535,468,104	$5,183,819